                                        Registration No. 333-68178 and 811-10465
           As filed with the Securities and Exchange Commission on March 1, 2005

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]

                           Pre-Effective Amendment No.                    [ ]

                         Post-Effective Amendment No. 3                   [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

                                 Amendment No. 4

                        (Check appropriate box or boxes)

                                 GOLD BANK FUNDS
               (Exact Name of Registrant as Specified in Charter)

               10975 El Monte, Suite 225, Overland Park, KS 66211
               (Address of Principal Executive Offices) (Zip Code)

                                 (913) 396-0300
              (Registrant's Telephone Number, including Area Code)

      Steven R. Oliver, 10975 El Monte, Suite 225, Overland Park, KS 66211
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                              Larry D. Armel, Esq.
                               12618 Cedar Street
                         Shawnee Mission, KS 66209-3148

                             Michael P. O'Hare, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate  Date of Proposed  Public  Offering:  As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on (date) pursuant to paragraph (b) of Rule 485

[X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

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                                    Gold Bank
                                      Funds
--------------------------------------------------------------------------------

                                   Prospectus

                                 April 30, 2005

                              GOLD BANK EQUITY FUND

                           GOLD BANK MONEY MARKET FUND

                                    Gold Bank
                                      Funds

                             Mutual funds managed by
                         Gold Capital Management, Inc.,
                   a subsidiary of Gold Banc Corporation, Inc.

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PROSPECTUS                                                        April 30, 2005
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                                                        Toll-Free 1-800-481-2591

Gold Bank Equity Fund

Gold Bank Money Market Fund

Administrator, Investment Advisor, Distributor and Manager:

Gold Capital Management, Inc.
Overland Park, Kansas

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TABLE OF CONTENTS
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                                                                            Page

[TO BE UPDATED IN RULE 485(B) FILING]

Information About the Funds

Investment Objectives, Principal Investment Strategies and Risks ............

    Gold Bank Equity Fund ...................................................

    Gold Bank Money Market Fund .............................................

  Performance ...............................................................

  Fees and Expenses .........................................................

  Management ................................................................

  Investment Advisor, Distributor and Manager ...............................

  Financial Highlights ......................................................

Information About Investing

  How to Purchase Shares ....................................................

  How to Redeem Shares ......................................................

  Additional Policies about Transactions ....................................

  Shareholder Services ......................................................

  How Share Price is Determined .............................................

  Dividends, Distributions and their Taxation ...............................

  Conducting Business with the Gold Bank Funds ..............................

Shares of the Funds have not been approved or disapproved by the Securities and
   Exchange Commission nor has the Commission passed on the adequacy of this
     Prospectus. Any representation to the contrary is a criminal offense.

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INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

GOLD BANK EQUITY FUND

Investment Objectives

     The Fund's primary  investment  objective is to achieve long-term growth of capital.  Its secondary objective is to provide current income from dividends or interest.  These  investment  objectives  may be changed by the Fund's  Board of
Trustees without shareholder approval.

Principal Investment Strategies

     The Fund  maintains a  diversified  portfolio of  investments  and normally invests  at  least  80%  of  its  net  assets  in  domestic  equity  securities.
Shareholders will be given at least 60 days notice with respect to any change to this 80% policy.  Equity  securities  include common stocks,  which  represent a share of the  ownership of a company.  The value of a company's  common stock is based on the success of the company's business, any income paid to stockholders,
the  value  of  the  company's   assets,   general  market  conditions  and  the
expectations of investors.

     The Fund may invest in securities of companies of any size market or market capitalization  (share  price  multiplied  by the number of common  stock shares outstanding).  The Fund may invest a significant  portion  (greater than 25%) of its assets in smaller companies (those with market  capitalization  less than $2 billion at time of  purchase).  Normally,  however,  the  majority of the Fund's investments are in stocks of mid-size and larger companies.

     The Fund buys  equity  securities  of  companies  that the  Fund's  adviser believes offer opportunities for above-average  growth in revenues,  earnings or dividends,  or have valuable market share, a positive  management  track record, assets, franchises, trademarks or other attributes that suggest that a company's business  outlook is  favorable.  The adviser  performs  fundamental  investment analysis that generally focuses on five quantitative  selection criteria,  in an effort to identify  companies with a good business  outlook and whose securities may be available at favorable prices:

     o    a company's price-to-cash flow ratios,

     o    solid, understandable and improving financials,

     o    positive insider trading activity,

     o    appropriate tax rates and

     o    sales growth that is rising faster than  receivables  and/or inventory growth.

     As part of the adviser's  investment  selection  process,  the adviser also considers the overall  economic  climate and the business  cycle, as well as the outlook for various  industries and sectors.  The Fund does not  concentrate its investments in any industry or group of related industries.

     The Fund generally sells  securities when the adviser believes that they no longer  provide  attractive  opportunities  for capital  growth or income due to changes in the company's fundamental financial  characteristics,  changes in the outlook for the relevant  marketplace,  industry or sector,  or deterioration in firm management or the execution of the company's  business  strategy.  Although the Fund may also sell a security to take profits,  or when its price rises to a level where the adviser  believes  that there may be greater  opportunities  for capital growth  elsewhere,  the Fund generally  favors a "buy and hold" approach and  does  not  engage  in  frequent  trading,  subject  to  changes  in  market conditions.

     The Fund seeks to achieve its secondary objective of income by investing in stocks that pay  dividends.  The Fund is also  authorized to invest up to 20% of
its  net  assets  in  non-equity  securities,   including  securities  that  are
convertible  into equity  securities,  or in  fixed-income  securities  that may provide income, such as high grade corporate bonds,  government  securities,  or money market funds and money market instruments. To the extent that the Fund may invest  in U.S.  government  securities,  it is  important  to  understand  that securities issued or guaranteed by U.S.  government-sponsored  instrumentalities and  federal  agencies  have  different  levels  of  credit  support.  Some U.S.
government agency  obligations are supported by the full faith and credit of the
United States,  while other securities issued by agencies and  instrumentalities sponsored by the U.S.  government may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limits.

[Begin Callout]
The shares offered by this  Prospectus  are not deposits or obligations  of, nor guaranteed  by, Gold Banc  Corporation,  Inc. or any other banking  institution.
They are not  federally  insured by the Federal  Deposit  Insurance  Corporation
(FDIC) or any other government  agency.  These shares involve  investment risks, including the possible loss of the principal invested.
[End Callout]

     The Fund generally holds some cash, short-term debt obligations, government securities or other  high-quality  investments for reserves to cover redemptions and unanticipated expenses.  There may be times, however, when the Fund attempts to  respond  to adverse  market,  economic,  political  or other  conditions  by investing up to 100% of its assets in those types of  investments  for temporary defensive purposes.  During those times, the Fund will not be able to pursue its primary investment objective and, instead, will focus on preserving its assets.

Principal Risks

     Market Risks.  The  principal  risk of investing in the Fund is that equity securities,  including  common  stocks,  are  subject  to market,  economic  and business  risks that will cause their prices to fluctuate  over time.  Different types of investments  tend to shift in and out of favor  depending on market and economic conditions. While common stocks have historically been a leading choice of long-term  investors,  stock  prices may decline over short or even  extended periods. Therefore, the value of your investment in the Fund may go down and you could lose money.

     In  addition,  the Fund's  investment  success  depends on the skill of the investment adviser in evaluating, selecting and monitoring the Fund's assets. If the adviser's conclusions about growth rates or stock values are incorrect,  the
Fund may not perform as anticipated.

     Small and Mid-Sized Company Risks. Smaller and mid-sized company securities have traditionally  been more volatile in price than larger company  securities, especially  over the  short  term.  Among  the  reasons  for the  greater  price volatility  are the less  certain  growth  prospects  of smaller  and  mid-sized companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of these companies to changing economic conditions.

     Smaller  and  mid-sized  companies  also may lack depth of  management,  be unable to generate funds necessary for growth or  development,  or be developing or marketing new products or services for which markets are not yet  established and  may  never  become  established.  Smaller  companies,  and to  some  extent mid-sized  companies,  may  involve  substantial  risk and should be  considered speculative.

     Fixed Income Securities Risks. The Fund is permitted to invest up to 20% of its net assets in  non-equity  securities,  including  fixed income  securities.
Investing in fixed  income  securities  involves  credit risk - the risk that an issuer may be unable to make interest and/or principal payments that are payable to the Fund or that changes in an issuer's  financial  strength or credit rating may  affect  a  security's  value.  Also,  government  agency  obligations  have different  levels of credit support,  and therefore,  different levels of credit risk.  Finally,  changes in interest  rates can affect the value of fixed income holdings or reduce the income earned by the Fund.

     More detailed information about the Fund, its investment policies and risks can be  found  in the  Fund's  Statement  of  Additional  Information,  which is available upon request from the Fund at no charge.

GOLD BANK MONEY MARKET FUND

Investment Objective

     The Fund's  investment  objective  is to earn the maximum  amount of income that is  consistent  with  maintaining  the safety and  liquidity  of the Fund's assets,  and to  maintain  a  constant  net asset  value of $1 per  share.  This investment  objective  may be changed by the Fund's  Board of  Trustees  without shareholder approval.

Principal Investment Strategies

     The Fund pursues its  objective by  investing in high  quality,  short-term debt  instruments  (money market  securities) in a manner that meets the federal requirements  for quality,  maturity  and  diversification  applicable  to money market mutual funds. Examples of these securities are as follows:

     o    U.S. Government Securities: Direct obligations of the U.S. government, such as Treasury bills, notes or bonds.

     o    U.S.  Government  Agency  Securities:  Obligations of U.S.  government agencies and instrumentalities  that are secured by the full faith and
          credit   of  the  U.S.   Treasury,   such  as  the   Federal   Housing
          Administration  and  Ginnie Mae  (formerly,  the  Government  National
          Mortgage Association) including Ginnie Mae pass-through  certificates;
          or that are secured by the right of the issuer to borrow from the U.S.
          Treasury,  subject to certain  limits,  such as  securities  issued by
          Federal  Home Loan Banks;  or that are  supported by the credit of the particular  government agency or instrumentality,  such as Freddie Mac
          (formerly,  the Federal Home Loan Mortgage Corporation) and Fannie Mae
          (formerly the Federal National Mortgage Association).

     o    Bank Obligations:  Domestic  short-term  obligations  issued by larger
          U.S.  commercial  banks and  savings  and loan  associations  that are members  of the  Federal  Deposit  Insurance  Corporation,  or holding companies of such banks and associations. Bank obligations may include fixed,  floating or variable rate certificates of deposit,  letters of credit, time deposits, bank notes and bankers' acceptances.

     o    Commercial Paper:  Short-term obligations of a bank,  corporation,  or other borrower that meet the Fund's high credit-quality standards.

     o    Repurchase   Agreements:   Agreements  to  buy   securities   (usually
          government securities) and then sell the securities back after a short period  of time at a higher  price.  The  Fund  normally  enters  into overnight repurchase agreements.

     The Fund maintains a dollar weighted average portfolio  maturity of 90 days or less and only buys securities with remaining  maturities of 397 days or less.
Also, the Fund only buys securities that the adviser  determines present minimal credit  risks  and are rated in the top two  short-term  ratings  by  nationally recognized ratings services (or comparable unrated securities).

Principal Risks

     Credit Risks:  Changes in an issuer's  financial  strength or credit rating may affect a security's  value. In addition,  it is possible that an issuer of a money market security may be unable to make interest and/or  principal  payments that are payable to the Fund.  Financial  services  companies  such as banks are highly dependent on the supply of short-term financing.  The value of securities issued by financial services companies can be sensitive to changes in government regulation, interest rates and to economic downturns.

     Interest Rate Risks.  Interest rate changes are  unpredictable and occur in response to general  economic  conditions and also as a result of actions by the
Federal  Reserve Board.  A reduction in short-term  interest rates will normally result in reduced interest income to the Fund and reduced  dividends  payable to shareholders.  An increase in short-term  interest  rates will normally have the effect of increasing dividends to shareholders.

     U.S.  Government Agency Obligations  Risks. As discussed above,  government agency  obligations  have  different  levels of credit  support,  and therefore,
different   levels  of  credit   risk.   Securities   issued  by  agencies   and
instrumentalities  that are supported by the full faith and credit of the United
States,  such as the Federal  Housing  Administration  and Ginnie  Mae,  present little credit risk.  Other securities  issued by agencies and  instrumentalities sponsored by the U.S.  government  that are supported only by the issuer's right to borrow  from the U.S.  Treasury,  subject  to  certain  limitations,  such as securities  issued by Federal Home Loan Banks, and securities issued by agencies and  instrumentalities  sponsored by the U.S. government that are supported only by the  credit of issuing  agencies,  such as Freddie  Mac and Fannie  Mae,  are subject to a greater degree of credit risk.

     Investments  in the Fund  are not  insured  or  guaranteed  by the  Federal
Deposit  Insurance  Corporation or any other government  agency.  While the Fund seeks to maintain its share price at $1.00 to preserve shareholder  investments, the yield earned by the Fund will  fluctuate and it is possible to lose money by investing in the Fund.

     More detailed information about the Fund, its investment  policies,  credit standards,  and  risks  can be  found  in the  Fund's  Statement  of  Additional
Information, which is available upon request from the Fund at no charge.

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PERFORMANCE
--------------------------------------------------------------------------------

     The following bar charts and tables show changes in each Fund's performance from year to year and show how each Fund's average annual returns for 1-year and since  inception  compares with those of a broad measure of market  performance.
This section will be updated each year to include  performance  information  and will show the  variability of the Funds' returns and provide some  indication of the risks of an investment in the Funds. Of course,  past performance (before or after taxes) cannot predict or guarantee future results.

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GOLD BANK EQUITY FUND
--------------------------------------------------------------------------------

[TO BE UPDATED IN RULE 485(B) FILING]

[Bar Chart Omitted]

Annual Total Return for the period ended

12/31/02                   -6.90%
12/31/03                   29.38%
12/31/04                   [____]%

The Fund's  average  annual  total return for the three month period ended March
31, 2005 was [________]%.
Best Quarter: [2nd Quarter 2003 = 19.28%]
Worst Quarter: [3rd Quarter 2002 = -15.73%]

Average Annual Total Return as of December 31, 2004

                                                 1 Year      Since Inception /1/
Gold Bank Equity Fund                          [________]%        [________]%
 Return Before Taxes.......................... [________]%        [________]%
 Return After Taxes on Distributions/2/....... [________]%        [________]%
 Return After Taxes on Distributions and
 Sale of Fund Shares/2/....................... [________]%        [________]%
S&P 500 Index/3/.............................. [________]%        [________]%
Lipper Multi-Cap Value Index/3/............... [________]%        [________]%

--------------------------------------------------------------------------------
GOLD BANK MONEY MARKET FUND
--------------------------------------------------------------------------------

[TO BE UPDATED IN RULE 485(B) FILING]

 [Bar Chart Omitted]

Annual Total Return for the period ended

12/31/02                   1.24%
12/31/03                   0.66%
12/31/04                   [____]%

The Fund's  average  annual  total return for the three month period ended March
31, 2005 was [_______]%.
Best Quarter: [2nd Quarter 2002 = 0.33%]
Worst Quarter: [3rd and 4th Quarters 2003 = 0.14%]

Average Annual Total Return as of December 31, 2004

                                                 1 Year      Since Inception /1/
Gold Bank Money Market Fund                    [________]%        [________]%
 Return Before Taxes.......................... [________]%        [________]%

/1/  The Funds began operations on January 1, 2002.
/2/  After-tax  returns are calculated using the historical  highest  individual federal  marginal  income tax rates and do not  reflect the impact of state and local taxes.  Actual  after-tax  returns  depend on an  investor's  tax situation and may differ from those shown, and after-tax  returns shown are not relevant to investors who hold their Fund shares  through  tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
/3/  Source:  Standard & Poor's  Micropal.  The S&P  500(R)Index is an unmanaged group of widely held common stocks  covering a variety of  industries.  The
     Lipper  Multi-Cap  Value Index is comprised  of mutual  funds  investing in stocks of companies of various  size,  normally  those that are  considered undervalued relative to major stock market indices. The S&P 500(R)Index and the Lipper Multi-Cap Value Index reflect no deduction for fees, expenses or taxes.

     An  investment in the Money Market Fund is not insured or guaranteed by the
Federal Deposit Insurance  Corporation or any other government agency.  Although the Money  Market Fund seeks to preserve the value of your  investment  at $1.00 per  share,  it is  possible  to lose  money by  investing  in the  Fund.  Yield information is generally available for the Money Market Fund by calling the Fund toll free at 1-800-481-2591.

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FEES AND EXPENSES
--------------------------------------------------------------------------------

[TO BE UPDATED IN RULE 485(B) FILING]

     The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

----------------------------------------------   --------------- ---------------
                                                   Gold Bank       Gold Bank Mon
                                                  Equity Fund        Market Fund
----------------------------------------------   --------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
  Maximum Sales Charge (Load)
  Imposed on Purchases..............                   None           None
  Maximum Deferred Sales Charge (Load).........        None           None
  Maximum Sales Charge (Load) Imposed
  on Reinvested Dividends...                           None           None
  Redemption Fee...............................        None           None
  Exchange Fee.................................        None           None
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
  Management Fees..............................       0.75%           0.50%
  Distribution (12b-1) Fees....................       0.25%           None
  Other Expenses...............................      [_____]%       [_____]%
                                                 --------------- ---------------
  Total Net Expenses...........................      [_____]%       [_____]%
  Less Manager's Fee Waiver/Payments*..........      [_____]%       [_____]%
                                                 ---------------- --------------
Net Expenses...................................         1.05%          0.55%
                                                 ---------------  --------------

*    The Funds'  Manager  has  contractually  agreed to waive fees  and/or  make payments  in order to keep  total  operating  expenses  of the Funds to the level  described  above under Net  Expenses  for a period  ending April 30,
     2006. This arrangement may be renewed on an annual basis.

Examples

[TO BE UPDATED IN RULE 485(B) FILING]

     The  following  examples  are  intended  to help  you  compare  the cost of investing in the Funds with the cost of investing  in other  mutual  funds.  The examples assume that you invest $10,000 in a Fund for the time periods indicated
and then redeem all your shares at the end of those  periods.  The examples also assume  that  your  investment  has a 5% return  each  year and that the  Funds'
operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------- ---------------------- ----------------------
                          Gold Bank            Gold Bank Money
                         Equity Fund             Market Fund
-------------------- ---------------------- ----------------------
1 Year..........          $[_______]             $[_______]
3 Years.........          $[_______]             $[_______]
5 Years.........          $[_______]             $[_______]
10 Years........          $[_______]             $[_______]
-------------------- ---------------------- ----------------------

Please  note that the One Year  example  reflects  the  effect of the  Manager's expense  limitation  agreement and only the first year in the Three Years,  Five
Years and Ten Years  examples  reflects  the  effect  of the  Manager's  expense limitation agreement. The amounts for the second through tenth years assume that no  expense  limitation  agreement  was  continued.  If the  expense  limitation agreement  was  continued,  the Three  Years,  Five Years and Ten Years  expense example amounts for the Equity Fund would be $[______], $[______] and $[______], respectively  and the Three  Years,  Five  Years and Ten Years  expense  example amounts for the Money Market Fund would be $[______],  $[______] and  $[______], respectively.

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PORTFOLIO HOLDINGS DISCLOSURE
--------------------------------------------------------------------------------

     A description of each Fund's  policies and  procedures  with respect to the disclosure  of each Fund's  portfolio  holdings is  available in the Fund's SAI, which is  available  upon  request  from the Funds at no charge by  calling  the toll-free number on the back cover of this Prospectus.

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MANAGEMENT
--------------------------------------------------------------------------------

     The  management  and affairs of the Funds are  supervised  by the Gold Bank
Funds Board of Trustees  under the laws of the State of  Delaware.  The Trustees have approved  agreements  under which, as described  below,  certain  companies provide essential management, administrative and investment advisory services to the Funds.

--------------------------------------------------------------------------------
ADMINISTRATOR, INVESTMENT ADVISOR, DISTRIBUTOR AND MANAGER
-------------------------------------------------------------------------------

     Gold Capital Management, Inc., ("Gold Capital"), 10975 El Monte, Suite 225,
Overland Park, Kansas 66211, serves as the investment  advisor,  distributor and manager of each Fund. As  investment  advisor,  Gold Capital  provides each Fund with  professional  investment  supervision  and  management.  As manager,  Gold
Capital  provides  or  pays  the  cost  of  all  management,  supervisory,  fund accounting,  transfer agency and administrative  services required in the normal operation  of the Funds.  Gold  Capital  serves in its  capacity  as  investment advisor and manager  under a  management  agreement  entered into with Gold Bank
Funds on behalf of each Fund. The management agreement provides for each Fund to pay Gold Capital a monthly fee equal on an annual  basis to a percentage  of its average  daily net assets as  follows:  0.75% for the Gold Bank  Equity Fund and
0.50% for the Gold Bank Money Market Fund.

     Gold Capital has entered into a  contractual  agreement  through  April 30,
2006 to waive fees and/or bear Fund  expenses in order to limit the Fund's total operating  expenses  to the  amounts  shown  in the  fee  tables  on  page  [6].
Thereafter,  Gold Capital may  determine  to continue to control Fund  operating expenses  under  a  contractual  or  voluntary  arrangement,  or it may  end the arrangement.  If a  Fund's  assets  grow to a point  where  waivers  or  expense payments are no longer necessary in order to meet the contractually  agreed upon cap, Gold Capital may seek to recoup  amounts it waived or paid,  but only for a period of three years from the date the amount was waived or paid.

     Gold Capital,  a wholly owned  subsidiary of Gold Banc  Corporation,  Inc.,
Overland Park,  Kansas, was founded in 1995 and has served as the advisor of the
Gold Bank Funds since their  inception in January  2002. In addition to advising and managing the Gold Bank Funds,  Gold Capital provides  advisory services to a broad variety of individual, corporate and other institutional clients.

     The  management  agreement  provides  for the  Funds  to pay for all  other services and  expenses not  specifically  assumed by Gold  Capital.  Examples of expenses paid by the Funds include  registration  fees,  custody fees,  Trustees fees and expenses,  printing and  distribution of shareholder  reports,  and the fees of outside legal and independent registered public accounting firm. For the fiscal year  ending  December  31,  2005,  the Board of Trustees  approved a new independent  registered  public  accounting  firm,  Mayer Hoffman McCann P.C. to replace Ernst & Young, LLP.

     In addition, operating expenses not required in the normal operation of the
Funds are also payable by the Funds.  These expenses  include  taxes,  interest, governmental charges and fees, fees payable to various states,  brokerage costs, dues, and all extraordinary  costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

     On February 25, 2004,  Gold Banc  Corporation,  Inc.  announced that it had entered into a definitive  merger  agreement  ("Merger  Agreement")  with Silver
Acquisition Corp. ("Silver"). The Merger Agreement has been terminated and there are  currently  no plans for Gold Banc  Corporation,  Inc. to  participate  in a merger or acquisition.

Portfolio Managers

[TO BE UPDATED IN RULE 485(B) FILING]

     [The Gold Bank  Equity  Fund is managed by David B.  Anderson,  Senior Vice
President of Gold Capital, and Wade B. Whitham,  Vice President of Gold Capital.
Mr.  Anderson has over 30 years of investment  management  experience.  Prior to joining  Gold  Capital  in April  2000,  Mr.  Anderson  served  with  the  Trust
Investment  division of UMB Bank, n.a., Kansas City,  Missouri from 1978 to 2000 and served as the officer in charge of the Trust  Investment  division from 1990 to 2000. Mr. Whitham's investment career spans 24 years with over 18 years as an investment  manager.  Mr.  Whitham  served  with the UMB Bank  Trust  Investment division from 1987 to 2001 when he joined Gold Capital.]

     Mr. Anderson and Mr. Whitham monitor the economy,  markets,  market sectors and individual  stocks.  They also evaluate  individual  stocks for buy, sell or hold status. Mr. Whitham executes buys and sells for the Fund.

     The Fund's SAI provides additional information about the portfolio managers compensation,  other accounts managed by portfolio  managers and their ownership of shares of the Fund.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

[TO BE UPDATED IN RULE 485(B) FILING]

     The  financial  highlights  table is intended to help you  understand  each
Fund's financial  performance  since  inception.  Certain  information  reflects financial  results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund  (assuming  reinvestment  of all  dividends and  distributions).  This information has been derived from the Fund's  financial  statements,  which have been  audited  by Ernst & Young  LLP,  whose  report,  along  with  each  Fund's financial  statements,  are  included  in the  Fund's  annual  report,  which is available upon request.

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                                                                                   GOLD BANK
Condensed data for a share of                    GOLD BANK EQUITY FUND          MONEY MARKET FUND
beneficial interest outstanding                     For the Fiscal Years Ending December 31,
throughout the period.                      2004      2003     2002       2004      2003       2002
-------------------------------------------------------------------------------------------------------

Net asset value, beginning of year        $_____    $9.21    $10.00     $_____     $1.00      $1.00

  Income (loss) from investment
   operations:
   Net investment income                   _____     0.07      0.06      _____      0.01       0.01
   Net gains (losses) on securities
      (both realized and unrealized)       _____     2.63     (0.75)     _____     _____      _____
                                         -------  -------    ------    -------    ------   --------
  Total from investment operations         _____     2.70     (0.69)     _____      0.01       0.01
                                         -------  -------    ------    -------    ------   --------
  Less distributions:
   Dividends from net investment income    _____    (0.07)    (0.06)     _____     (0.01)     (0.01)
   Distributions from capital gains        _____    (0.12)    (0.04)     _____     _____      _____
                                         -------  -------    ------    -------    ------   --------
  Total distributions                      _____    (0.19)    (0.10)     _____     (0.01)     (0.01)
                                         -------  -------    ------    -------    ------   --------
Net asset value, end of year              $_____   $11.72     $9.21     $_____     $1.00      $1.00
                                         =======  =======    ======    =======    ======   ========

Total return                               _____%   29.38%    (6.90%)    _____%     0.66%      1.24%

Ratios/Supplemental Data
Net assets, end of year (in thousands)    $_____   $8,385    $3,053     $_____    $60,038   $47,785
Ratio of expenses to average net assets    _____%    1.05%     1.05%     _____%     0.55%      0.55%
Ratio of expenses to average net assets
   before fee waivers and expense
   reimbursements                          _____%    3.36%     3.20%     _____%     0.79%      0.65%
Ratio of net investment income to
   average net assets                      _____%    0.87%     1.02%     _____%     0.65%      1.23%
Ratio of net investment income to
   average net assets before fee
   waivers and expense reimbursements      _____%   (1.45%)   (1.13%)    _____%     0.41%      1.13%
Portfolio turnover rate                    _____%       8%        3%     _____%    _____%      _____%

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HOW TO PURCHASE SHARES
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12b-1 Distribution Fees

     The Gold Bank  Equity  Fund has adopted a plan under rule 12b-1 that allows the Fund to pay  distribution  fees for the  sale and  distribution  of its shares. Because these fees are paid out of the Fund's assets on an on-going basis,  over time these fees will increase the cost of your  investment and may cost you more than paying other types of sales charges.

How to Buy Shares (see chart on page [12] for details)

     By phone, mail or wire

     Through Automatic Monthly Investments

     Through exchanges with other Gold Bank Funds

Minimum Initial Investment

     $2,500 for most accounts

     $250 for IRA and Uniform Transfer (Gift) to Minors accounts

     $100 with Automatic Monthly Investments

     $2,500 for exchanges with another Gold Bank Fund

Minimum Additional Investments

     $100 for purchases by phone or mail ($1,000 for wire purchases)

     $100 for Automatic Monthly Investments

     $1,000 for exchanges with another Gold Bank Fund

Minimum Account Size

     You must  maintain  a minimum  account  size equal to the  current  minimum initial  investment  (usually  $2,500).  If your  account  falls below this amount due to redemptions (not market action) we may notify you and ask you to increase the account to the minimum.  We will close the account and send your money if you do not bring the account up to the minimum within 60 days after we mail the notice to you.

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HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

     You may redeem from your Fund account at any time in the following amounts:

     o    any amount for redemptions requested by mail or phone
     o    $1,000 or more for  redemptions  wired to your account (there may be a fee)
     o    $50 or more for redemptions by a systematic redemption plan (there may be a fee)
     o    $1,000 or more for exchanges to another Gold Bank Fund
     o    $100 or more for redemptions by automatic  monthly exchange to another
          Gold Bank Fund

     Redemption requests must include the information  described in the chart on page 13 and are subject to certain additional policies described below.

--------------------------------------------------------------------------------
ADDITIONAL POLICIES ABOUT TRANSACTIONS
--------------------------------------------------------------------------------

     We cannot process transaction  requests that are not complete and in proper form as  described in this section and in the chart on pages [12 and 13]. We may cancel or change our  transaction  policies  without  notice.  To avoid  delays, please call us if you have any questions about these policies.

     If you wish to purchase  (or redeem)  shares of a Gold Bank Fund  through a broker, a fee may be charged by that broker. In addition,  you may be subject to other  policies or  restrictions  of the broker such as higher  minimum  account value, etc.

     Purchases - We may reject orders when not accompanied by payment or when in the best interest of a Fund and its shareholders.

     Redemptions - We try to send redemption  proceeds as soon as practical.  In any event, we send proceeds by the third business day after we receive a request in good order.  We cannot  accept  requests that contain  special  conditions or effective  dates.  We may  request  additional  documentation  to ensure  that a request is genuine.  Under certain  circumstances the Funds reserve the right to pay you proceeds in the form of readily marketable portfolio securities owned by the Fund. If you receive  securities instead of cash, you will be subject to the risk that the  securities  may  fluctuate  in price until they are  converted to cash, and you may incur brokerage costs when converting them into cash.

     If you  request  a  redemption  within  15 days of  purchase,  we may delay sending your proceeds until we have collected  unconditional  payment, which may take up to 15 days  from the date of  purchase.  For  your  protection,  if your account  address  has been  changed  within  the last 30 days,  your  redemption request  must be in writing and signed by each  account  owner,  with  signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations, only as permitted under federal law.

     Signature Guarantees-- You can get a signature guarantee from most banks or securities  dealers and certain other financial  institutions,  but not a notary public. For your protection, we require a guaranteed signature if you request:

     o    A redemption check sent to a different payee,  bank or address than we have on file.
     o    A redemption  check mailed to an address that has been changed  within the last 30 days.
     o    A redemption for $50,000 or more in writing.
     o    A change in account registration or redemption instructions.

     Corporations,  Trusts  and Other  Entities -  Additional  documentation  is normally required for corporations,  fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

     Exchanges  to  Another   Fund -  You  must  meet  the  minimum   investment
requirement  of  the  Fund  into  which  you  are  exchanging.   The  names  and
registrations on the two accounts must be identical.  Your shares must have been held in an open  account  for 15 days or more and we must have  received  proper payment before we will exchange shares.  You should review the prospectus of the fund being  purchased.  Contact your Gold  Capital  broker or call us for a free copy at 800-481-2591.

     Telephone  Services - During periods of increased market activity,  you may have difficulty reaching us by telephone.  If this happens,  contact us by mail.
We may refuse a telephone request,  including a telephone redemption request. We will use  reasonable  procedures  to confirm  that  telephone  instructions  are genuine. If such procedures are followed, the Fund will not be liable for losses due to unauthorized or fraudulent instructions.  At our option, we may limit the frequency  or the amount of telephone  redemption  requests.  The Funds,  or the
Advisor  do  not  assume   responsibility  for  the  authenticity  of  telephone
redemption requests.

     Shareholder  Reports - To help keep the  Funds'  costs  low,  we attempt to eliminate  duplicate  mailings  to the  same  address.  When  two or  more  Fund shareholders  have the same  last  name and  address,  we may send just one Fund report to that address rather than mailing separate reports to each shareholder.

     Market Timing and Frequent  Trading - While the Funds provide  shareholders with daily liquidity, the Funds are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity that may be  harmful  to the  Funds,  including  but not  limited  to market  timing.
Short-term or excessive  trading into and out of the Funds can disrupt portfolio management  strategies,  harm  performance  and increase  Fund  expenses for all shareholders, including long-term shareholders who do not generate these costs.

     The Funds discourage excessive or disruptive trading activities,  including market timing. The Funds may refuse to sell shares to market timers. You will be considered a market timer if you have (i)  requested a redemption of Fund shares within two weeks of an earlier purchase request,  (ii) make investments of large amounts  of $1  million  or more  followed  by a  redemption  request  in  close proximity to the purchase or (iii)  otherwise  seem to follow a timing  pattern.
Shares under common ownership or control are combined for these purposes.

     The Board of Trustees  of the Trust  adopted  policies  and  procedures  to prevent excessive short-term trading and market timing (the "Policy"). Under the
Policy, the Funds may refuse to sell shares to market timers, and will take such other  actions  necessary to stop  excessive or disruptive  trading  activities, including  closing an account to new  purchases  believed to be held by or for a market timer. In particular,  the Funds have  implemented fair value pricing and trade activity monitoring  procedures to discourage and prevent market timing or excessive  short-term  trading in the Funds.  For  purposes  of  applying  these procedures,  the Funds may consider,  among other things, an investor's  trading history in the Funds, and accounts under common ownership, influence or control.
The Funds' fair value  pricing  procedures  are designed to help ensure that the prices at which Fund shares are  purchased  and  redeemed  are fair,  and do not result in the dilution of shareholder  interests or other harm to  shareholders.
For more information on fair value pricing by the Funds,  please see the section entitled "How Share Price is Determined" below.

     Pursuant to the Funds trade activity monitoring procedures, the Funds, Gold
Capital and their agents monitor  selected  trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities, and for consistent  enforcement of the Policy.  If, as a result of this  monitoring, the Funds,  Gold Capital or one of their agents  believe that a shareholder  has engaged in excessive  short-term  trading,  Gold Capital may, in its discretion, ask the  shareholder to stop such  activities or refuse to process  purchases or exchanges in the shareholder's  account. The Funds may refuse or cancel purchase orders for any reason,  without prior notice,  particularly purchase orders that the  Funds  believe  are  made by or on  behalf  of  market  timers.  The  Chief
Compliance Officer generally reviews  shareholder  transaction  information on a daily basis,  attempting to identify  accounts that exhibit  unusual cash flows.
For direct  (networked)  accounts where  transaction  information can readily be accessed,  the  Funds,  Gold  Capital  or its agent  will seek to use  automated systems to monitor transaction  activity.  Where transactions are placed through omnibus  accounts  maintained by financial  intermediaries,  such as 401(k) plan administrators and certain fee-based financial advisors ("Intermediaries"),  the ability to monitor trades from the underlying  shareholders is severely limited.
Intermediaries  often  maintain the underlying  shareholder  accounts and do not disclose  individual  shareholder  transaction  information.  In addition,  some
Intermediaries may be unable, or unwilling, to abide by any Fund-imposed trading or exchange  restrictions.  The Funds,  Gold  Capital or its agents will seek to utilize  web-based  and other tools made  available  by such  intermediaries  to provide transparency to screen for excessive short-term trading.

     The shares of the Funds are not subject to any  contingent  deferred  sales charge or redemption fee.  However,  the Funds hold stocks and other investments that  generally are  domestic,  highly  liquid  securities,  such that the Funds generally do not make an attractive  target for  predatory  trading or arbitrage efforts. The Policy, in this respect,  takes into account the perceived level of risk to its shareholders.

     Although the Policy is designed to discourage excessive short-term trading, none of these  procedures  alone nor all of them taken  together  eliminate  the possibility that excessive  short-term trading activity in the Funds will occur.
Moreover,  each of these  procedures  involves  judgments  that  are  inherently subjective. Gold Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with  shareholder interests.

--------------------------------------------------------------------------------
SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

     The following  services are also available to shareholders.  Please contact your Gold Capital broker or call 800-481-2591 for more information:

      o   Traditional IRA accounts
      o   Roth IRA accounts
      o   Education IRA accounts
      o   Simplified Employee Pensions (SEPs)
      o   Uniform Transfers (Gifts) to Minors accounts
      o   Accounts for corporations or partnerships
      o   Prototype  Retirement  Plans for the  self-employed,  partnerships and corporations.

--------------------------------------------------------------------------------
HOW SHARE PRICE IS DETERMINED
--------------------------------------------------------------------------------

     Shares of the Funds are  purchased  or  redeemed at the net asset value per share next calculated  after your purchase order and payment or redemption order is received by us in good order. In the case of certain  institutions which have made  satisfactory  payment or redemption  arrangements  with the Funds and have received your purchase order and payment or redemption order, we may process the order at the net asset value per share next effective after receipt of the order by the institution.

     The per share calculation is made by subtracting from a Fund's total assets any liabilities and then dividing into this amount the Fund's total  outstanding shares  as of the date of the  calculation.  The net  asset  value  per share is computed once daily for the Funds,  Monday through Friday, at 4:00 p.m. (Eastern
Time) for the Equity Fund and at 1:00 p.m.  (Eastern  Time) for the Money Market
Fund on days when the Funds are open for business.  These generally are the same days that the New York Stock Exchange is open for unrestricted  trading.  Please see the Funds' Statement of Additional  Information for a list of days the Funds do not compute net asset value.

     Securities  owned by a Fund are valued using the closing  price or the last sale price on the principal exchange or  over-the-counter  market where they are traded on the date when assets are valued  except those traded on the Nasdaq NMS and Small Cap exchanges  ("Nasdaq").  Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price.  Where the security is listed on more than one exchange or traded on more than one over-the counter market,  the Funds will use the price of that exchange which it generally  considers to be the principal exchange on which the stock is traded.

     Short-term  instruments  maturing within 60 days may be valued at amortized cost.  The Gold  Bank  Money  Market  Fund  values  all  assets  on the basis of amortized cost. When market quotations are not readily available for a security, or, in the  exercise  of  reasonable  business  judgment,  Officers of the Funds determine that  conditions  render quoted prices of a security to be inaccurate, the Funds will value the  security  at its fair  value,  as  determined  in good faith, in accordance with procedures adopted by the Board of Trustees.  Examples of  circumstances  under  which the Funds  will value  securities  at their fair market  value  are:  (i) a  security  whose  trading  has been  suspended  under circumstances  that  would  indicate  that the last  quoted  sale  price was not indicative  of the value of the  security;  (ii) a  security  which is listed or traded  on a  national  securities  exchange  which  has not been  traded on its principal  exchange for a period of five  business  days prior to the  valuation date; (iii) a debt security which has been declared in default;  (iv) a security which is traded  over-the-counter  for which  there is a  significant  disparity among the current  market  quotations  obtained from  broker-dealers;  and (v) a security which is traded  over-the-counter  for which current market  quotations can be obtained from only one broker-dealer,  if that broker-dealer is not known to be an established  market-maker  in the security.  When fair value pricing is used,  the prices of  securities  used by the Funds may  differ  from the quoted prices for the same  securities on their primary  markets or exchanges.  Valuing securities  at fair value  involves  greater  reliance on judgment  than valuing securities  that  have  readily  available  market  quotations.  There can be no assurance  that a Fund could obtain the fair value  assigned to a security if it were to sell the security at  approximately  the time at which a Fund determines its net asset value per share. As a result,  the sale or redemption by a Fund of its shares at net asset  value,  at a time when a holding or holdings are valued at fair  value,  may have the effect of  diluting  or  increasing  the  economic interest of existing shareholders.

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION
--------------------------------------------------------------------------------

     Distributions -  Your  distributions  will be reinvested  automatically  in additional  shares  of the  Fund  unless  you  have  elected  on  your  original application,  or by written  instructions filed with the Fund, to have them paid in cash  ($10  minimum  check  amount).  There are no fees or sales  charges  on reinvestments.

     Gold Bank  Equity  Fund will pay  substantially  all of its net  investment income annually,  usually in December. It is contemplated that substantially all of any net capital gains realized during a fiscal year will be distributed  with the  fiscal  year-end  dividend.  Gold Bank  Money  Market  Fund will  declare a dividend every business day, equal to substantially all of its undistributed net investment  income which is pro-rated daily among the shares eligible to receive
it. Daily dividends are  accumulated  and paid monthly.  The Money Market Fund's policies relating to maturities make it unlikely that it will have capital gains or losses.

     If you buy shares of Gold Bank Equity Fund  shortly  before the record date of a  distribution,  please  keep in mind that the  distribution  will lower the value of the Fund's shares by the amount of the  distribution  and you will then receive  a  portion  of the  purchase  price  back  in  the  form  of a  taxable distribution.

     Tax  Considerations  - In  general,  if you are a  taxable  investor,  Fund distributions  are taxable to you as either  ordinary  income or capital  gains.
This is true whether you reinvest your  distributions  in additional Fund shares or receive them in cash. Any capital gains a Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

     By law, the Fund must withhold a portion of your taxable  distributions and sales  proceeds  unless you provide  your  correct  social  security or taxpayer identification number, certify that this number is correct, certify that you are not  subject  to backup  withholding,  and  certify  that you are a U.S.  person
(including  a U.S.  resident  alien).  The Fund  also must  withhold  if the IRS instructs it to do so. When withholding is required, the amount will be 30.5% of your taxable distributions or sales proceeds for calendar year 2001 after August
6, 2001,  30% for calendar  years 2002 and 2003, 29% for calendar years 2004 and
2005, and 28% for calendar years 2006 through 2010.

     Every  January,  you will receive a statement  that shows the tax status of distributions  you  received for the previous  year.  Distributions  declared in
December but paid in January are taxable as if they were paid in December.

     In  general,  when you sell your  shares of a Fund,  you may have a capital gain or loss. For tax purposes,  an exchange of your Fund shares for shares of a different Gold Bank Fund is the same as a sale.  However,  because the Gold Bank
Money  Market  Fund  expects  to  maintain  a $1.00 net asset  value per  share, investors  in this  Fund  should  not  have  any gain or loss on the sale of its shares.

     Fund  distributions  and gains from the sale of your Fund shares  generally are subject to state and local taxes. Non-U.S.  investors may be subject to U.S.
withholding  estate  tax,  and are  subject to special  U.S.  tax  certification requirements.  You should  consult your tax advisor  about the  federal,  state, local or foreign tax consequences of your investment in a Fund.

--------------------------------------------------------------------------------
CONDUCTING BUSINESS WITH THE GOLD BANK FUNDS
--------------------------------------------------------------------------------

BY PHONE

Contact your Gold Capital broker or call 800-481-2591.

You  must  authorize  each  type  of  telephone   transaction  on  your  account
application or the appropriate form,  available from us. All account owners must sign. When you call, we may request personal  identification and tape record the call.

HOW TO OPEN AN ACCOUNT

If you  already  have  an  account  with us and you  have  authorized  telephone exchanges, you may call to open an account in another Gold Bank Fund by exchange
($2,500 minimum). The names and registrations on the accounts must be identical.

HOW TO ADD AN ACCOUNT

You may invest by telephone  ($100  minimum).  After we receive  your  telephone call, we will deduct from your checking account the cost of the shares.

Availability   of  this   service  is  subject  to  approval  by  the  Fund  and
participating banks.

HOW TO SELL SHARES

You may withdraw any amount by telephone ($1,000 minimum if wired). We will send funds only to the  address or bank  account on file with us.  Provide the Fund's name,  your  account  number,  the  names  of each  account  owner  (exactly  as registered),  and the  number of shares or  dollar  amount to be  redeemed.  For wires, also provide the bank name and bank account number.

HOW TO EXCHANGE SHARES

You may exchange shares ($1,000 minimum or the initial minimum fund requirement)
for shares in another Gold Bank Fund. The shares being  exchanged must have been held in open account for 15 days or more.

BY MAIL

Gold Capital Management
P.O. Box 7410
Overland Park, Kansas 66207

HOW TO OPEN AN ACCOUNT

Complete and sign the application  included with this  Prospectus.  Your initial investment  must meet the minimum  amount and you must specify the Fund in which you want to invest. Make your check payable to Pershing.

HOW TO ADD AN ACCOUNT

Make your check ($100  minimum)  payable to Pershing  and mail it to us.  Always identify  your  account  number or  include  the  detachable  coupon  (from your confirmation statement).

HOW TO SELL SHARES

In a letter,  include the genuine signature of each registered owner (exactly as registered),  the name of each account owner,  the account number and the number of shares or the dollar  amount to be  redeemed.  We will send funds only to the address of record.

HOW TO EXCHANGE SHARES

In a letter,  include the genuine  signature of each registered  owner, the Fund name and your  account  number,  the  number of  shares  or dollar  amount to be exchanged ($1,000 minimum) and the Gold Bank Fund into which the amount is being transferred.

BY WIRE

State Street Bank
Kansas City, Missouri
   ABA #101003621
For Gold Bank Funds/
   AC=8907534329

Please provide your fund number, account number and name on account.

HOW TO OPEN AN ACCOUNT

Call us first to get an account number. We will require information such as your
Social  Security  or  Taxpayer  Identification  Number,  the amount  being wired
($2,500  minimum),  and the name and telephone  number of the wiring bank.  Then tell your bank to wire the amount.

HOW TO ADD AN ACCOUNT

Wire share purchases  ($1,000  minimum) should include the names of each account owner,  your account  number and the Gold Bank Fund in which you are  purchasing shares.  You should  notify us by telephone  that you have sent a wire  purchase order to State Street Bank.

HOW TO SELL SHARES

Redemption  proceeds ($1,000 minimum) may be wired to your  pre-identified  bank account.  A minimal fee may be deducted.  If we receive your request before 4:00
p.m. (Eastern Standard Time) we will normally wire funds the following  business day. If we receive your request later in the day, we will normally wire funds on the  second  business  day.  Contact  your bank  about the time of  receipt  and availability.

HOW TO EXCHANGE SHARES

Not applicable.

THROUGH AUTOMATIC TRANSACTION PLANS

You  must  authorize  each  type  of  automatic   transaction  on  your  account
application or complete an authorization  form,  available from us upon request.
All registered owners must sign.

HOW TO OPEN AN ACCOUNT

Not applicable.

HOW TO ADD AN ACCOUNT

Automatic Monthly Investment:

You may authorize  automatic  monthly  investments  in a constant  dollar amount
($100 minimum) from your checking  account.  We will draft your checking account on the same day each month in the amount you authorize.

HOW TO SELL SHARES

Systematic Redemption Plan:

You may  specify a dollar  amount  ($50  minimum)  to be  withdrawn  monthly  or quarterly  or have your  shares  redeemed  at a rate  calculated  to exhaust the account at the end of a specified  period. A fee of $1.50 or less may be charged for each  withdrawal.  You must own shares in an open account  valued at $10,000 when you first  authorize  the  systematic  redemption  plan.  You may cancel or change  your  plan or redeem  all your  shares  at any  time.  We will  continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

HOW TO EXCHANGE SHARES

Monthly Exchanges:

You may authorize  monthly exchanges from your account ($100 minimum) to another
Gold Bank Fund. Exchanges will be continued until all shares have been exchanged or until you  terminate  the  service.  You must own  shares in an open  account valued at $2,500 or more when you first authorize monthly exchanges.

GOLD BANK FUNDS

     Equity Fund

     Money Market Fund

ADMINISTRATOR, INVESTMENT ADVISOR,
DISTRIBUTOR AND MANAGER

     Gold Capital Management, Inc.
     Overland Park, Kansas

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Mayer Hoffman McCann P.C.
Leawood, Kansas

LEGAL COUNSEL

Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN, SUB-ADMINISTRATOR AND TRANSFER AGENT

State Street Bank and Trust Co.
Kansas City, Missouri

Additional Information

     The  Statement  of  Additional   Information   (SAI)  contains   additional
information  about  the  Funds  and  is  incorporated  by  reference  into  this
Prospectus.  The Funds' annual and semi-annual  reports to shareholders  contain additional  information  about the Funds'  investments.  In each  Fund's  annual report,  you will find a  discussion  of the market  conditions  and  investment strategies that  significantly  affected each Fund's performance during its last fiscal year.

     You may obtain a free copy of these  documents by  contacting  the Funds by telephone, mail or e-mail as shown below. You also may call the toll-free number given below to request other information about the Funds and to make shareholder inquiries.  These  documents are also  available  on-line at the Funds'  website listed below.

     You may  review and copy the SAI and other  information  about the Funds by visiting the  Securities  and Exchange  Commission's  Public  Reference  Room in
Washington,  DC  (1-202-942-8090)  or by  accessing  the EDGAR  database  on the
Commission's  Internet site at  http://www.sec.gov.  Copies of this  information also may be obtained,  upon payment of a duplicating fee, by electronic  request at  publicinfo@sec.gov,  or by writing to the  Public  Reference  Section of the
Commission, Washington, DC 20549-0102.

SEC REGISTRATION NUMBERS

811-10465  Equity Fund
811-10465  Money Market Fund

                                 Gold Bank Funds
                                  P.O. Box 7410
                           Overland Park, Kansas 66207

                    Contact your Gold Capital broker or call

                             TOLL FREE 800-481-2591

                                www.goldbank.com

                                                                           03/05

                                 GOLD BANK FUNDS

                              Gold Bank Equity Fund
                           Gold Bank Money Market Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 30, 2005

This Statement of Additional  Information is not a Prospectus but should be read in  conjunction  with the Gold Bank Funds  combined  Prospectus  dated April 30,
2005. To obtain the Prospectus or any available Annual or Semi-Annual  Report to
Shareholders,  free of  charge,  please  call the Gold Bank Funds  toll-free  at
1-800-481-2591.  Certain  information  from the Annual Report dated December 31,
2004 is incorporated by reference into this statement of additional information.
The Funds are series of Gold Bank Funds, a Delaware statutory trust organized on
July 23, 2001.

                                TABLE OF CONTENTS
                                                                            Page
[TO BE UPDATED IN RULE 485(b) FILING:]

Investment Objectives, Strategies and Risks
      Gold Bank Equity Fund.....................................................
      Gold Bank Money Market Fund...............................................
      Investment Policies and Risks Applicable to both Funds....................
      Fundamental Investment Restrictions.......................................
Disclosure of Portfolio Holdings................................................
Portfolio Transactions and Turnover.............................................
Performance Measures............................................................
How the Funds' Shares are Distributed...........................................
How Share Purchases are Handled.................................................
Redemption of Shares............................................................
Signature Guarantees............................................................
Additional Purchase and Redemption Policies.....................................
How Share Price Is Determined...................................................
Dividends, Distributions and their Taxation.....................................
Control Persons and Principal Holders of Shares.................................
General Information and History.................................................
Trustees and Officers...........................................................
Investment Advisory and Other Services..........................................
Portfolio Manager...............................................................
Proxy Voting Policies...........................................................
Custodian.......................................................................
Sub-Administrator and Transfer Agent............................................
Independent Registered Public Accounting Firm...................................
Description of Commercial Paper Ratings.........................................
Financial Statements............................................................

                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Gold Bank Funds (the "Trust") is a Delaware statutory trust that is an open-end, management  investment  company  comprised of two separate  mutual funds (each a
"Fund").  The following  information  supplements the Prospectus which describes each  Fund's  investment  objective,  principal  strategies  and  risks.  Unless
otherwise  indicated,  the  objectives,   principal  strategies  and  investment
policies  described  below and in the  Prospectus may be changed by the Board of
Trustees without shareholder approval.

Generally,  the  policies  and  restrictions  discussed  in this  SAI and in the
Prospectus  apply  when a Fund  makes an  investment.  In most  cases  (with the exception of the restrictions on borrowing and illiquid  securities),  a Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment,  a later increase or decrease  in the  percentage  due to a  change  in the  value  or  liquidity  of portfolio  securities  will not be considered a violation of the  restriction or limitation.

                              Gold Bank Equity Fund

The Gold Bank Equity Fund ("Equity Fund") seeks long-term  growth of capital and income.  As a  nonfundamental  policy,  the Equity Fund pursues its objective by investing at least 80% of its net assets in equity securities. Shareholders will be given at least 60 days notice with respect to any change to this 80% policy.

Money Market  Securities.  The Fund may, to a limited extent, and not to deviate from the Fund's normal  investment  policies,  invest a portion of its assets in cash or high-quality,  short-term debt obligations  readily changeable into cash such as:

o    certificates  of  deposit,   bankers'   acceptances  and  other  short-term
     obligations  issued  domestically by United States  commercial banks having assets of at least $1 billion and which are members of the Federal  Deposit
     Insurance Corporation or holding companies of such banks;

o    commercial  paper of  companies  rated P-2 or higher by  Moody's  or A-2 or higher by S&P(R),  or if not rated by either Moody's or S&P(R), a company's commercial  paper  may be  purchased  by the  Fund  if the  company  has an outstanding  bond  issue  rated AA or higher by  Moody's or AA or higher by
     S&P(R);

o    short-term debt  securities  which are  non-convertible  and which have one year or less  remaining  to maturity at the date of purchase  and which are rated Aa or higher by Moody's or AA or higher by S&P(R); and

o    negotiable certificates of deposit and other short-term debt obligations of savings  and loan  associations  having  assets of at least $1 billion  and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation.

These investments may be used for cash management purposes to maintain liquidity in order to satisfy redemption requests or pay unanticipated  expenses,  or they may be used while the Fund's  investment  adviser looks for suitable  investment opportunities.

To the extent  that the Fund may  invest in U.S.  government  securities,  it is
important  to  understand   that   securities   issued  or  guaranteed  by  U.S.
government-sponsored  instrumentalities  and  federal  agencies  have  different levels of credit support.  The U.S. government agency obligations  include,  but are not limited to, securities issued by agencies and  instrumentalities  of the
U.S.  government  that are  supported by the full faith and credit of the United
States, such as the Federal Housing Administration and Ginnie Mae (formerly, the
Government  National  Mortgage  Association),  including Ginnie Mae pass-through
certificates.   Other  securities  issued  by  agencies  and   instrumentalities
sponsored by the U.S.  government may be supported only by the issuer's right to borrow from the U.S.  Treasury,  subject to certain  limits,  such as securities issued by Federal Home Loan Banks,  or are supported  only by the credit of such agencies,  such as  Freddie  Mac  (formerly,  the  Federal  Home  Loan  Mortgage
Corporation)   and  Fannie  Mae  (formerly,   the  Federal   National   Mortgage
Association).

There may also be times when the Fund  attempts  to  respond to adverse  market, economic, political or other conditions by investing up to 100% of its assets in these types of investments for temporary, defensive purposes. During such times, the Fund  will not be able to  pursue  its  primary  investment  objective  and, instead, will focus on preserving its assets.

Independent   rating   organizations  rate  debt  securities  based  upon  their
assessment of the financial soundness of the issuer.  Generally,  a lower rating indicates  higher  risk.  The Fund may buy debt  securities  that are rated A or higher by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Ratings
Group (S&P (R)); or unrated debt that is determined to be comparable quality.

                           Gold Bank Money Market Fund

The Gold Bank Money  Market Fund (the  "Money  Market  Fund")  seeks to earn the maximum  amount of income that is  consistent  with  maintaining  the safety and liquidity of the Fund's assets,  and to maintain a consistent net asset value of
$1 per  share.  The  Fund  invests  in  high  quality  short-term  money  market instruments.

Money market instruments are generally  described as short-term debt obligations
issued  by  governments,   corporations  and  financial  institutions.   Usually
maturities  are one year or less.  The yield from these types of  instruments is very  sensitive to  short-term  lending  conditions.  Thus,  the income of money market funds will follow closely the trend of short-term  interest rates, rising when those rates increase and declining when they fall.

Because  of short  maturities  associated  with  money  market-type  securities, fluctuation in the principal value of these securities resulting from changes in short-term  interest  rates normally will not be sufficient to change the Fund's
$1.00 net asset value (price) per share.  Although the Fund's  shareholders  can anticipate  stability in the net asset value of the Fund's shares,  it cannot be guaranteed.

Pursuant to Rule 2a-7 of the  Investment  Company Act of 1940,  as amended  (the
"1940 Act"),  the Fund will price its shares  according to a procedure  known as amortized  cost,  and  will  maintain  100% of its  assets  in  securities  with remaining  maturities of 397 days or less,  and limit its  investments  to those instruments  which the Trustees of the Fund  determine  present  minimal  credit risks, and which are eligible investments under the rule. The Fund will maintain a weighted average maturity of 90 days or less.

             Investment Policies and Risks Applicable to both Funds

Repurchase agreements. The Funds may invest in issues of the U.S. Treasury or an
U.S. government agency that are subject to repurchase  agreements.  A repurchase agreement  involves  the  sale of  securities  to the Fund  with the  concurrent agreement by the seller to  repurchase  the  securities  at the Funds' cost plus interest  at an agreed  rate upon  demand or within a  specified  time,  thereby determining  the yield during the Funds'  period of  ownership.  The result is a fixed rate of return  insulated  from market  fluctuations  during such  period.
Under the 1940 Act, repurchase agreements are considered loans by the Funds.

The Funds will enter into  repurchase  agreements  only with U.S.  banks  having assets in excess of $1 billion that are members of the Federal Deposit Insurance
Corporation and with certain securities dealers that meet the qualifications set from time to time by the Funds'  investment  adviser,  Gold Capital  Management,
Inc.  (the  "Adviser" or "Gold  Capital").  The term to maturity of a repurchase agreement  normally  will be no longer  than seven days.  Repurchase  agreements maturing in more than seven days and other illiquid  securities  will not exceed
15% of each Fund's net assets.

Risk  factors  applicable  to  repurchase  agreements.  The  use  of  repurchase agreements  involves certain risks. For example,  if the seller of the agreement defaults on its  obligation to repurchase  the  underlying  securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition  of them.  If the  seller of the  agreement  becomes  insolvent  and subject to liquidation  or  reorganization  under the  Bankruptcy  Code or other laws,  disposition  of the underlying  securities  may be delayed  pending court proceedings.  Finally,  it is possible that the Funds may not be able to perfect their  interest  in the  underlying  securities.  While  the  Funds'  management acknowledges  these risks,  it is expected that they can be  controlled  through stringent security selection criteria and careful monitoring procedures.

Borrowing.  No  Fund  will  borrow  money  for the  purpose  of  leveraging  its investments.  In  addition,  no Fund will  purchase  portfolio  securities  when borrowings exceed 5% of its respective total assets.

Illiquid  and  restricted  securities.  No Fund will  invest more than a certain percentage  of net assets (15% for Equity Fund and 10% for Money Market Fund) in
securities  that  they  cannot  sell or  dispose  of in the  ordinary  course of business  within  seven  days at  approximately  the value at which the Fund has valued the investment.

Illiquid  securities  include  repurchase  agreements  and  time  deposits  with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days,  certain insurance funding agreements,  certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading  restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act"). If otherwise  consistent with their investment  objectives and policies,  the Funds may purchase  commercial  paper issued  pursuant to Section 4(2) of the 1933 Act and  domestically  traded  securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under  the 1933 Act  ("Rule  144A  Securities").  These  securities  will not be considered illiquid so long as the Funds' Adviser  determines,  under guidelines approved by the Board of Trustees, that an adequate trading market exists.

Risk factors applicable to illiquid and restricted securities.  Because illiquid and restricted  securities may be difficult to sell at an acceptable price, they may be  subject to greater  volatility  and may result in a loss to a Fund.  The practice of  investing  in Rule 144A  Securities  could  increase the level of a
Fund's illiquidity during any period that qualified  institutional buyers become uninterested in purchasing these securities.

Investment  in  other  investment  companies.  Each  Fund  may  invest  in other investment companies,  including open-end, closed-end or unregistered investment companies,  either within the  percentage  limits set forth in the 1940 Act, any rule or order thereunder,  or U.S.  Securities and Exchange  Commission  ("SEC")
staff  interpretation  thereof,  or  without  regard  to  percentage  limits  in connection  with  a  merger,  reorganization,  consolidation  or  other  similar transaction. But no Fund will operate as a fund of funds which invests primarily in the shares of other investment  companies as permitted by Section 12(d)(1)(F)
or (G) of the 1940 Act, if its own shares are utilized as  investments by such a fund of funds.  Under current legal and regulatory  requirements  under the 1940
Act, each Fund may invest up to 5% of its total assets in the  securities of any one investment  company,  but may not own more than 3% of any investment company or  invest  more  than  10% of its  total  assets  in the  securities  of  other investment companies.

Risk factors  applicable  to  investment  in other  investment  companies.  As a shareholder of another investment company, the Fund would be subject to the same risks as any other  investor  in that  company.  In  addition,  it would  bear a proportionate  share of any fees and expenses paid by that company.  These would be in addition to the Advisory and other fees paid directly by the Fund.

Securities  lending.  In order to generate additional income, the Funds may lend securities on a short-term  basis to banks,  broker-dealers  or other  qualified institutions.  In exchange,  the Funds will receive collateral equal to at least
102% of the value of the securities loaned.  Securities lending may represent no more than  one-third  the value of a Fund's  total  assets  (including  the loan collateral).  Any cash  collateral  received by a Fund in connection  with these loans may be invested in U.S. government  securities and other liquid high-grade debt  obligations.  Changes in the Funds'  securities  lending  policies  do not require majority shareholder approval.

Risk  factors  applicable  to  securities  lending.  The main risk when  lending portfolio  securities is that the borrower  might become  insolvent or refuse to honor its  obligation  to return the  securities.  In this  event,  a Fund could experience  delays in recovering its securities and may incur a capital loss. In addition,  a Fund  may  incur a loss  in  reinvesting  the  cash  collateral  it receives.

                       Fundamental Investment Restrictions

The Funds have each adopted the following  fundamental  investment  restrictions that cannot be changed  without the approval of a "majority  of the  outstanding voting  securities"  of the  Fund.  Under  the  1940  Act,  a  "majority  of the outstanding  voting  securities"  of a Fund means the vote of the lesser of: (i)
more than 50% of the outstanding  voting  securities of the Fund; or (ii) 67% or more of the voting  securities of the Fund present at a meeting,  if the holders of more than 50% of the outstanding voting securities are present or represented by proxy.

With  respect to  certain  restrictions  described  below,  legal or  regulatory limitations are explained within the investment restrictions.  Such explanations are not  part of the  fundamental  investment  restriction  and may be  modified without  shareholder  approval  to reflect  changes in the legal and  regulatory requirements.

Diversification:  Each Fund is classified as a "diversified"  investment company under the 1940 Act and a Fund may not change its classification from diversified to non-diversified without shareholder approval.

Explanation: Under the 1940 Act, a diversified Fund may not, with respect to 75%
of its total assets (100% for the Gold Bank Money Market Fund), invest more than
5% of its total  assets in  securities  of any one  issuer  (except  obligations issued or guaranteed by the U.S.  Government,  its agencies or instrumentalities and securities issued by investment companies), or purchase more than 10% of the voting securities of any one issuer.

Concentration:  The Funds  will not make  investments  that  will  result in the concentration  (as that term may be defined  in the 1940 Act,  any rule or order thereunder,  or SEC staff  interpretation  thereof) of their  investments in the securities of issuers primarily engaged in the same industry.

Explanation:  The SEC staff  currently  takes the  position  that a mutual  fund concentrates  its  investments  in a  particular  industry  or group of  related industries if 25% or more of its total assets are invested in issuers within the industry or group of related industries.  This restriction does not limit a Fund from investing in obligations issued or guaranteed by the U.S.  government,  its agencies or  instrumentalities.  In applying this fundamental  policy concerning industry concentration,  the Funds will apply the following criteria,  which the
Funds consider a  non-fundamental  policy governing  categorization of companies into  specific  industries.  Concentration  will be  examined by looking at each company's  particular  niche  and  not  its  general  industry.  In  particular, technology  companies will be divided  according to their products and services;
for example,  hardware,  software,  information  services and  outsourcing,  and telecommunications  will each be a  separate  industry.  Furthermore,  financial service  companies  will be  classified  according  to the end  users  of  their services; for example,  automobile finance, bank finance and diversified finance will each be considered a separate  industry;  asset-backed  securities  will be classified  according to the underlying  assets  securing such  securities;  and utility companies will be divided according to their services; for example, gas, gas  transmission,  electric and  telephone  will each be  considered a separate industry.

Borrowing and Senior Securities: The Funds will not borrow money or issue senior securities,  except  as  the  1940  Act,  any  rule  thereunder,  or  SEC  staff interpretation thereof, may permit.

Explanation:  The  following  sentence  is  intended  to  describe  the  current regulatory  limits relating to senior  securities and borrowing  activities that apply to  mutual  funds.  A Fund may  borrow up to 5% of its  total  assets  for temporary  purposes and may also borrow from banks,  provided that if borrowings exceed 5%, the Fund must have  assets  totaling  at least 300% of the  borrowing when the amount of the borrowing is added to the Fund's other assets. The effect of this  provision  is to  allow a Fund  to  borrow  from  banks  amounts  up to one-third (33 1/3%) of its total assets  (including those assets  represented by the borrowing).

Underwriting:  The Funds will not  underwrite  the  securities of other issuers, except  that a Fund  may  engage  in  transactions  involving  the  acquisition, disposition or resale of its portfolio securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Real Estate: The Funds will not purchase or sell real estate, unless acquired as a result of ownership of securities or other  instruments and provided that this restriction  does not prevent any Fund from  investing in issuers  which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in  securities  that are secured by real estate or interests  therein.

Commodities:  The Funds will not purchase or sell physical  commodities,  unless acquired  as a result  of  ownership  of  securities  or other  instruments  and provided  that this  restriction  does not  prevent  the Funds from  engaging in transactions  involving  futures  contracts and options  thereon or investing in securities that are secured by physical commodities.

Lending:  The Funds may not make loans,  provided that this restriction does not prevent the Funds from  purchasing  debt  obligations,  entering into repurchase
agreements,   and  loaning  their  assets  to  broker/dealers  or  institutional investors.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

[The Board of Trustees of the Trust has approved  policies and  procedures  that prohibit the selective  disclosure of portfolio holdings and related information
by  the  Funds  and  the  Funds'  service  providers,   as  defined  below  (the
"Procedures").  The Funds will,  however,  disclose portfolio holdings and other information to the Funds' service providers for legitimate  business purposes in order for such party to provide needed services to the Funds. The Funds' service providers  include:  Gold  Capital  Management,  Inc.,  the Fund's  Adviser  and
Distributor,  and State Street Bank & Trust Co., the Funds' custodian,  transfer agent and sub-administrator  (collectively,  the "Service Providers"). The Funds release  their  complete  portfolio  holdings  to  the  Service  Providers  on a real-time basis so that the Services Providers can provide necessary services to the Funds. The complete  disclosure of portfolio  holdings to the Funds' Service
Providers  is   conditioned   on  such  parties  being  subject  to  a  duty  of
confidentiality,  including  a duty not to trade  on the  basis of any  material non-public  information,  pursuant  to  the  arrangements  between  the  Service
Providers and the Trust.  In addition,  the Funds'  Adviser has adopted  written
policies  and  procedures   that  address  the  protection  of  proprietary  and
non-public  information  and are subject to Codes of Ethics and Insider  Trading
Policies,  which the Board has reviewed and approved. The Funds, the Adviser and the Service  Providers do not receive  compensation or other  consideration  for disclosure of portfolio holdings.]

[The Funds also  release  their  complete  portfolio  holdings  to (i) the Funds'
independent  auditors,  currently  Ernst & Young,  LLP and for the  fiscal  year
ending  December  31,  2005,  Mayer  Hoffman  McCann  P.C.  (collectively,   the
"Auditors")  for audit  services;  and (ii)  Morningstar,  a survey  company for portfolio  analysis.  The Funds disclose their portfolio holdings to Morningstar quarterly with a 30 day lag time between the date of the portfolio  holdings and the date of disclosure in order to receive portfolio analysis services. Pursuant to the arrangements between the Funds and both the Auditors and Morningstar, the complete  disclosure of portfolio  holdings is  conditioned  on the Auditors and
Morningstar being subject to a duty of confidentiality,  including a duty not to trade on the basis of any material non-public information.]

[Each Fund publicly  discloses 100% of its portfolio  holdings within sixty days after each fiscal  quarter  end in SEC  filings as  required by SEC rules.  This information is included in annual and  semi-annual  reports sent to shareholders and Form N-Qs filed with the SEC.]

[The  executive  officers  of the  Adviser are the only  persons  authorized  to disclose  the  Funds'  portfolio  holdings.  Other  than  public  disclosure  of portfolio holdings and those arrangements described above, the Funds do not make the Funds'  portfolio  holdings  available  to anyone.  Because  the Funds' only disclosure  of  portfolio  holdings  is public  disclosure  or  pursuant  to the arrangements  discussed above that are subject to duties of confidentiality  and duties  not to trade on the basis of any  material  non-public  information,  no person or group of persons has the  opportunity  to use the  information  to the advantage or detriment of other  shareholders.  Since the Funds do not intend to disclose  their  portfolio  holdings to anyone other than those  persons  listed above for legitimate business purposes and in the best interests of shareholders to provide a needed  service to the Funds pursuant to the  arrangements  between and among the Funds, the Service  Providers,  the Auditors and Morningstar,  the
Fund does not anticipate that any conflicts of interest in disclosing  portfolio holdings will arise.]

[The Chief Compliance Officer or his designee will conduct a periodic reviews of compliance  with the  Procedures  and will  provide  a  written  report at least annually to the Trust's Board of Trustees regarding the operations of the policy and any  material  changes  recommended  as a result of such  review.  The Chief
Compliance  Officer  will supply the Board  annually  with a list of  exceptions granted from the policy,  if any,  along with an  explanation  of the legitimate business  purpose  relevant  to each  exception.  However,  it is not  currently anticipated that any exceptions will be granted.]

                       PORTFOLIO TRANSACTIONS AND TURNOVER

Decisions  to buy and sell  securities  for the  Funds  are made by each  Fund's
Adviser.

The Funds, in purchasing and selling  portfolio  securities,  will seek the best available  combination  of execution  and overall price (which shall include the cost of the transaction)  consistent with the  circumstances  which exist at the time. The Funds do not intend to solicit competitive bids on each transaction.

The  Funds  believe  that it is in  their  best  interest,  and  that  of  their shareholders,  to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers, who will provide
quality   executions  at  competitive   rates.   Broker-dealers   meeting  these
qualifications  also will be  selected  for their  demonstrated  loyalty  to the
Funds,  when  acting on their  behalf,  as well as for any  research or services provided to the Funds.

The Funds'  Adviser  may use these  research  services in  servicing  all of its accounts and not just for providing  services to the Funds.  Conversely,  a Fund may benefit from research services obtained by its Adviser from the placement of other  clients'  portfolio  brokerage.  The Funds normally will not pay a higher commission rate to  broker-dealers  providing  benefits or services to them than they would pay to  broker-dealers  who do not provide such benefits or services.
But the  Funds  reserve  the  right to do so within  the  principles  set out in
Section 28(e) of the  Securities  Exchange Act of 1934 when it appears that this would be in the best interests of the Funds' shareholders.

The Funds and their Adviser do not allocate  brokerage or principal  business to brokers or dealers who sell Fund shares.  No commitment is made to any broker or dealer  with  regard to  placing  of  orders  for the  purchase  or sale of Fund portfolio securities,  and no specific formula is used in placing such business.
Allocation  is  reviewed  regularly  by both the Board of  Trustees of Gold Bank
Funds and by the Funds' Adviser.

When the Funds' Adviser in its fiduciary  capacity believes it to be in the best interests of the Funds'  shareholders,  a Fund may join with the Adviser's other clients in acquiring or disposing of a portfolio holding. Securities acquired or proceeds  obtained  will be  equitably  distributed  between  the Fund and other clients  participating  in the transaction.  In some instances,  this investment procedure  may affect the price paid or  received by the Fund or the size of the position obtained by the Fund.

[TO BE UPDATED IN RULE 485(b) FILING:]

The  Equity  Fund and the  Money  Market  Fund  paid the  following  amounts  in brokerage  commissions in the aggregate for the fiscal years ending  December 31
2002, 2003 and 2004: The Equity Fund: 2002 - [$________], 2003 - [$________] and
2004  -  [$________];  The  Money  Market  Fund:  2002  -  [$________],  2003  -
[$________] and 2004 - [$________].

The Fund does not engage in frequent trading and turnover tactics for short-term gains, however, the Adviser will effect portfolio transactions without regard to holding period if, in its judgment,  such transactions are advisable in light of a change  in  circumstances  of a  particular  company  or  within a  particular industry or in general market, economic or financial conditions.  While the Fund anticipates that its annual portfolio turnover rate should not exceed 100% under normal  conditions,  it is impossible to predict  portfolio  turnover rates. The portfolio  turnover  rate is  calculated  by  dividing  the lesser of the Fund's annual sales or purchases of  portfolio  securities  (exclusive  of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.

                      HOW THE FUNDS' SHARES ARE DISTRIBUTED

Gold Capital Management,  Inc. (the  "Distributor"),  located at 10975 El Monte,
Suite 225,  Overland Park,  Kansas 66211 serves as the distributor of the shares of the Funds pursuant to a Distribution  Agreement with the Trust dated December
5, 2001 (the  "Distribution  Agreement").  The  Distributor  is  registered as a broker-dealer  under  the  Securities  Exchange  Act of 1934  and  each  state's securities  laws and is a member in good  standing of the NASD.  The offering of the Fund's shares is continuous.  The Distribution  Agreement  provides that the
Distributor,  as agent in connection with the distribution of Fund shares,  will use its best efforts to solicit orders for the sale of Fund shares and undertake such  advertising  and  promotion  as it deems  reasonable,  including,  but not limited  to,  advertising,  compensation  to  underwriters,  dealers  and  sales personnel,  printing and mailing prospectuses to persons other than current Fund shareholders, and printing and mailing sales literature.

The  Distributor  does not  receive  any fee or  other  compensation  under  the distribution  agreement which continues in effect  automatically  for successive annual periods  ending each October 31, if its  continuance is approved at least annually by the Board of  Trustees,  including a majority of those  Trustees who are not parties to such  agreement or interested  persons of any such party.  It terminates  automatically  if  assigned  by either  party,  should  the Board of
Trustees  decide to terminate it or upon 60 days written  notice by either party to the other. All affiliated  persons of the Distributor who are also affiliated persons of the Funds are described in the "Trustees and Officers" section above.

Distribution and Shareholder  Servicing  (12b-1) Plan. The Board of Trustees has
adopted a Distribution  and  Shareholder  Servicing Plan on behalf of the Equity
Fund (the "Plan"),  in accordance with Rule 12b-1 under the 1940 Act. The Equity
Fund is  authorized  under  the Plan to use its  assets  of the  Equity  Fund to compensate the  Distributor  or others for expenses  incurred by such parties in the  promotion  and  distribution  of the  shares  of the  Equity  Fund  and for providing services to shareholders.  The Plan authorizes the use of distribution fees to pay expenses  including,  but not limited to, printing  prospectuses and reports used for sales purposes, preparing advertising and sales literature, and other  distribution and shareholder  servicing related  expenses.  Payments made under the Plan may exceed the expenses actually incurred by the Distributor. The maximum  amount payable under the Plan is 0.25% of the Equity Fund's average net assets on an annual basis.  Because these fees are paid out of the Equity Fund's assets on an ongoing basis,  over time these fees will increase the cost of your investment.  During the last fiscal  year,  the Equity  Fund paid the  following amounts under the Plan:

[TO BE UPDATED IN RULE 485(b) FILING:]

                                                               Equity Fund
                                                               -----------

Advertising                                                      $[______]
Printing and mailing of prospectuses
     other than to current shareholders                          $[______]
Compensation to Underwriters                                     $[______]
Compensation to broker-dealers                                   $[______]
Compensation to sales personnel                                  $[______]
Interest, carrying or other finance charges                      $[______]
Other                                                            $[______]

The NASD's maximum sales charge rule relating to mutual fund shares  establishes
limits  on  all  types  of  sales  charges,   whether  front-end,   deferred  or
asset-based.  This rule may operate to limit the aggregate  distribution fees to which shareholders may be subject under the terms of the Plan.

The Plan requires that any person authorized to direct the disposition of monies paid or payable by the Equity Fund pursuant to the Plan or any related agreement prepare  and  furnish to the  Trustees  for their  review,  at least  quarterly, written reports  complying with the requirements of the rule and setting out the amounts  expended  under the Plan and the purposes for which those  expenditures were made.  The Plan  provides that so long as it is in effect the selection and nomination  of  Trustees  who are not  interested  persons  of the Trust will be committed  to the  discretion  of the  Trustees  then  in  office  who  are  not interested persons of the Trust.

Neither the Plan nor any related  agreements can take effect until approved by a majority vote of both all the Trustees and those Trustees who are not interested persons of the Trust and who have no direct or  indirect  financial  interest in the  operation  of the Plan or in any  agreements  related to the Plan,  cast in person at a meeting called for the purpose of voting on the Plan and the related agreements. The Plan was approved by the Trustees on December 5, 2001.

The Plan will continue in effect only so long as its continuance is specifically approved at least  annually by the  Trustees in the manner  described  above for
Trustee  approval  of the  Plan.  The  Plan may be  terminated  at any time by a majority  vote of the Trustees who are not  interested  persons of the Trust and who have no direct or indirect  financial interest in the operations of the Plan or in any  agreement  related  to the  Plan  or by  vote  of a  majority  of the outstanding voting securities of the Equity Fund.

The Plan may not be  amended  so as to  materially  increase  the  amount of the distribution fees for the Equity Fund unless the amendment is approved by a vote of at least a majority of the outstanding  voting securities of the Equity Fund.
In addition,  no material  amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plan.

The Funds'  shares are made  available  to  participants  in  employer-sponsored retirement  or  savings  plans  and  to  persons  purchasing  through  financial intermediaries,  such as banks,  broker-dealers  and  insurance  companies.  The
Funds'  distributor  enters into contracts  with various banks,  broker-dealers,
insurance   companies   and  other   financial   intermediaries   ("third  party
distributors")  with  respect to the sale of the Funds'  shares,  the use of the
Funds' shares in various investment products,  and/or in connection with various
financial  services.   In  addition  to  distribution   services,   third  party
distributors may perform certain  administrative  services,  like record-keeping and general  administration,  that are usually  provided by the Funds'  transfer agent.  To enable the Funds'  shares to be made  available  through  these third party  distributors  and to compensate them for their services,  the Equity Fund pays a 12b-1 services or distribution fee of 0.25% per annum.

                         HOW SHARE PURCHASES ARE HANDLED

The Funds cannot process transaction  requests that are not complete and in good order,  as  described  in the  Prospectus.  If you use the services of any other broker to purchase or redeem  shares of the Funds,  that broker may charge you a fee. Each order accepted will be fully invested in whole and fractional  shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Fund.

Each  investment  is confirmed by a  year-to-date  statement  that  provides the details  of the  immediate  transaction,  plus all  prior  transactions  in your account during the current year. This includes the dollar amount  invested,  the number of shares  purchased or redeemed,  the price per share, and the aggregate shares owned.  A transcript of all activity in your account  during the previous year will be furnished  each January.  By retaining  each annual summary and the last  year-to-date  statement,  you have a  complete  detailed  history  of your account that provides  necessary  tax  information.  A duplicate  copy of a past annual statement is available at its cost, subject to a minimum annual charge of
$5 per account.

Each  statement and  transaction  confirmation  will request that you inform the
Fund in writing of any questions about the information presented.  If you do not notify the Fund in writing of any questions within the specified time period, it will indicate that you have approved the information.

The  shares  you  purchase  are held by the  Funds in an open  account,  thereby relieving  you of the  responsibility  of  providing  for the  safekeeping  of a negotiable share certificate.  The Funds do not intend to issue new certificated shares  for any  accounts.  But,  if a  certificate  of  shares is  issued,  the certificate,  with a signature  guarantee,  must be sent to the Funds'  transfer agent to redeem shares.

If an  order  to  purchase  shares  must be  canceled  due to  non-payment,  the purchaser will be responsible  for any loss incurred by the Funds arising out of such  cancellation.  To recover  any such loss,  the Funds  reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Funds reserve the right in their sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management,  such withdrawal or rejection is in the best interest of the Funds and its shareholders.  The Funds also reserve the right at any time to waive or increase the minimum  requirements  applicable to initial or subsequent investments  with  respect to any  person or class of  persons,  which  includes shareholders of the Funds' special investment programs.

The Funds  reserve the right to refuse to accept  orders for Fund shares  unless accompanied by payment,  except when a responsible  person has  indemnified  the
Fund against losses resulting from the failure of investors to make payment.  In the event that the Funds  sustain a loss as the result of failure by a purchaser to make payment, the Funds' transfer agent will cover the loss.

                              REDEMPTION OF SHARES

The Funds will transmit  redemption proceeds to the proper party, as instructed, as soon as  practicable  after a  redemption  request has been  received in good order  and  accepted,  but  in no  event  later  than  the  third  business  day thereafter.  Transmissions  are made by mail unless an expedited method has been authorized  and  specified  in the  redemption  request.  The Funds  will not be responsible for the  consequences of delays  including  delays in the banking or
Federal Reserve wire systems.  In the case of redemption requests made within 15 days of the date of purchase, the Funds may delay transmission of proceeds until such time as it is certain that unconditional  payment in federal funds has been collected for the purchase of shares being  redeemed or 15 days from the date of purchase, whichever occurs first.

Due to the  high  cost  of  maintaining  smaller  accounts,  the  Trustees  have authorized the Funds to close shareholder accounts where their value falls below the  current  minimum  initial  investment  requirement  at the time of  initial purchase as a result of redemptions and not as the result of market action,  and remains  below this level for 60 days  after  each such  shareholder  account is mailed a notice of:  (1) the  Fund's  intention  to close the  account,  (2) the minimum account size requirement,  and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum  investment amount and the minimum account size are the same, any redemption from an account containing only the minimum  investment  amount may result in redemption of that account.

The right of  redemption  may be  suspended,  or the date of  payment  postponed beyond the normal  three-day period by the Board of Trustees under the following conditions  authorized  by the 1940 Act: (1) for any period (a) during which the
New York Stock  Exchange  is closed,  other than  customary  weekend and holiday closing,  or (b)  during  which  trading  on the  New  York  Stock  Exchange  is restricted;  (2) for any period during which an emergency  exists as a result of which (a)  disposal  by the Funds of  securities  owned by it is not  reasonably practicable,  or (b) it is not reasonably practicable for the Funds to determine the fair value of its net assets;  or (3) for such other  periods as the SEC may by order permit for the protection of the Funds' shareholders.

Gold Bank Funds has  elected to be  governed  by Rule 18f-1  under the 1940 Act, pursuant to which the Funds are  obligated to redeem shares solely in cash up to the  lesser of  $250,000  or 1% of a Fund's  net asset  value  during any 90-day period for any one  shareholder.  Should  redemptions by any shareholder  exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind,  the redeeming  shareholder  may incur  brokerage  costs in converting the assets to cash.  The method of valuing  securities  used to make  redemptions in kind will be the same as the method of valuing  portfolio  securities  described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

                              SIGNATURE GUARANTEES

Signature guarantees normally reduce the possibility of forgery and are required in connection  with certain  redemptions.  Signature  guarantees are required in connection  with all redemptions of $50,000 or more by mail, or changes in share registration,  except as hereinafter provided.  These requirements may be waived by the Fund in certain  instances where it appears  reasonable to do so and will not unduly  affect the  interest  of other  shareholders.  Signature(s)  must be guaranteed  by an "eligible  guarantor  institution"  as defined in Rule 17Ad-15 under the  Securities  Exchange  Act of 1934.  Eligible  guarantor  institutions include:  (1) national or state banks,  savings  associations,  savings and loan associations,  trust  companies,  savings banks,  industrial  loan companies and
credit  unions;  (2)  national  securities   exchanges,   registered  securities
associations and clearing agencies;  or (3) securities  broker/dealers which are members of a national  securities  exchange or  clearing  agency or which have a minimum net capital of $100,000. A notarized signature is not sufficient for the request to be in proper form.

Signature guarantees will be waived for mail redemptions of $50,000 or less, but they will be required regardless of the size of the redemption if the checks are to be payable to someone other than the registered owner(s), or are to be mailed to an address  different  from the  registered  address  of the  shareholder(s).
Signature  guarantees are also required for a change in account  registration or redemption instructions.

Signature   guarantees  must  appear  together  with  the  signature(s)  of  the registered  owner(s) on: (1) a separate  instrument of assignment,  which should specify the total  number of shares to be redeemed  (this  "stock  power" may be obtained  from the Fund or from most banks or stock  brokers);  or (2) all stock certificates tendered for redemption.

                   ADDITIONAL PURCHASE AND REDEMPTION POLICIES

The Funds reserve the right to:

o    Waive or increase the minimum  investment  requirements with respect to any person  or class of  persons,  which  include  shareholders  of the  Funds'
     special investment programs.

o    Cancel or change the telephone  investment service,  the telephone exchange service and the automatic  monthly  investment plan without prior notice to you where in the best interest of the Funds and their investors.

o    Cancel or change  the  telephone  redemption  service  at any time  without notice.

o    Begin charging a fee for the telephone  investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you.

o    Begin  charging  a fee  for the  systematic  redemption  plan  upon 30 days written notice to you.

o    Waive  signature  guarantee  requirements  in  certain  instances  where it appears  reasonable  to do so and will not unduly  affect the  interests of other shareholders. We may waive the signature guarantee requirement if you authorize the telephone  redemption methods at the same time you submit the initial application to purchase shares.

o    Require  signature   guarantees  if  there  appears  to  be  a  pattern  of
     redemptions designed to avoid the signature guarantee requirement, or if we have other  reason to believe  that this  requirement  would be in the best interests of the Funds and their shareholders.

                          HOW SHARE PRICE IS DETERMINED

The net asset value per share of each Fund's  portfolio is computed  once daily, as described in the  prospectus,  Monday  through  Friday,  at the specific time during the day that the Board of Trustees sets at least annually, except on days on  which  changes  in the  value  of a  Fund's  portfolio  securities  will not materially  affect the net asset  value,  or days  during  which no  security is tendered  for  redemption  and no order to  purchase  or sell such  security  is received by the Fund,  days on which the New York Stock Exchange is not open for unrestricted trading or the following holidays:

     New Year's Day..............................January 1
     Martin Luther King, Jr......................Third Monday in January
     Presidents' Holiday.........................Third Monday in February
     Good Friday ................................Friday before Easter
     Memorial Day................................Last Monday in May
     Independence Day............................July 4
     Labor Day...................................First Monday in September
     Thanksgiving Day............................Fourth Thursday in November
     Christmas Day...............................December 25

                   DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

Distributions  of Net Investment  Income.  The Funds receive income generally in the form of dividends  and  interest on their  investments.  This  income,  less expenses  incurred in the operation of a Fund,  constitutes  its net  investment income from which  dividends may be paid to you. If you are a taxable  investor, any  distributions  by a Fund from such income (other than  qualified  dividends paid by the Gold Bank Equity Fund as described  below) will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Distributions  of  Capital  Gain.  A Fund may  derive  capital  gain and loss in connection  with  sales  or  other  dispositions  of its  portfolio  securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from net  long-term  capital gain realized by a Fund will be taxable to you as long-term  capital gain,  regardless of how long you have held your shares in the Fund. Any net  short-term or long-term  capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary in order to reduce or eliminate federal excise or income taxes on the Fund.

Information on the Tax Character of Distributions.  The Funds will inform you of the amount and character of your  distributions  at the time they are paid,  and will  advise you of their tax status for  federal  income tax  purposes  of such distributions  shortly  after the close of each  calendar  year. If you have not held Fund shares for a full year,  the Fund may designate and distribute to you, as ordinary income qualified  dividends or capital gains, a percentage of income that is not equal to the actual  amount of such income  earned during the period of your investment in the Fund.  Taxable  Distributions  declared by the Fund in
December  but  paid  in  January  are  taxable  to you as if they  were  paid in
December.

Election to be taxed as a regulated investment company. Each Fund has elected to be treated as a regulated  investment company under Subchapter M of the Internal
Revenue  Code and  intends to so qualify  during the  current  fiscal  year.  As regulated investment companies, the Funds generally pay no federal income tax on the income and gains they distribute to you. The Board of Trustees  reserves the right not to maintain  the  qualification  of a Fund as a  regulated  investment company if it determines this course of action to be beneficial to shareholders.
In that case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of such Fund's earnings and profits.

Excise  tax  distribution  requirements.  To avoid  federal  excise  taxes,  the
Internal  Revenue Code requires each Fund to distribute to you by December 31 of each year, at a minimum,  the  following  amounts:  98% of its taxable  ordinary income  earned  during the  calendar  year;  98% of its capital  gain net income earned  during  the  twelve  month  period  ending  October  31; and 100% of any undistributed  amounts from the prior year. Each Fund intends to declare and pay these amounts twice a year,  usually in June and in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

Redemption  of Fund  shares.  Redemptions  (including  redemptions  in-kind) and exchanges of Fund shares are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares,  or exchange your Fund shares for shares of a different  Gold Bank Fund,  the IRS will require that you report any gain or loss on your  redemption  or  exchange.  If you hold  your  shares  as a capital  asset,  any gain or loss that you realize  will be capital gain or loss and will be long-term or  short-term,  generally  depending on how long you hold your shares.

Taxation of five-year gains - Shareholders  in the 10 and 15% federal  brackets.
If you are in the 10 or 15% individual  income tax bracket,  gains from the sale of your Fund  shares  are  generally  subject  to a maximum  rate of tax of 10%.
However,  if you have held your shares for more than five years, these gains are subject to a maximum rate of tax of 8%.

Shareholders  in  higher  federal  brackets.  If you are in a higher  individual income tax bracket  (for  example,  the 25%,  28%, 33% or 35% bracket when these brackets are fully  phased-in),  any gains from the sale of your Fund shares are generally  subject to a maximum rate of tax of 20%.  Beginning in the year 2006, any gains from the sale of Fund shares purchased after January 1,2001,  and held for more than five years will be  subject to a maximum  rate of tax of 18%.  You may, however, elect to mark your Fund shares to market as of January 2, 2001. If you make this election,  any Fund shares that you acquired before this date will also be eligible for the 18% maximum rate of tax, beginning in 2006.

Any loss  incurred on the sale or exchange of shares held for six months or less is treated as a long-term  capital loss to the extent of any  long-term  capital gains  distributed  to you by the Fund on those shares.  All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.
Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

U.S.   government   obligations.   Income  earned  on  certain  U.S.  government
obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment  or reporting  requirements  that must be met by a
Fund.  Income  on  Fund  investments  in  other  certain  obligations,  such  as repurchase agreements collateralized by U.S. government obligations,  commercial paper and federal agency-backed  obligations (e.g., Government National Mortgage
Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

Qualified Dividends. For individual shareholders,  qualified dividends earned by the Gold Bank Equity Fund from dividends paid by domestic  corporations  will be eligible for taxation at long-term capital gain rates. Because the income of the
Gold Bank Money  Market  Fund  primarily  is derived  from  investments  earning interest  rather than dividend  income,  generally none of its income  dividends will be qualified dividends.

Both the Gold Bank Equity Fund and the investor must meet certain holding period requirements  to qualify  Gold Bank Equity Fund  dividends  for this  treatment.
Specifically, the Gold Bank Equity Fund must hold the stock for at least 61 days
during  the  121-day   period   beginning  60  days  before  the  stock  becomes
ex-dividend.  Similarly,  investors must hold their Gold Bank Equity Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Gold Bank Equity Fund  shares,  include the day you sold your shares but not the day you acquired these shares.

While the income  received in the form of a  qualified  dividend is taxed at the same rates as long-term  capital gains,  such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example,  you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Gold Bank Equity Fund will designate the portion of its ordinary  dividend  income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of the Gold Bank Equity
Fund's income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income. This designation rule may have the effect of converting  small amounts of ordinary  income or net short-term  capital gains,  that otherwise would be taxable as ordinary  income, into qualified dividend income eligible for taxation at reduced rates.

Dividends-received   deduction  for   corporations.   If  you  are  a  corporate
shareholder,  a portion of the  dividends  paid by the Gold Bank Equity Fund for this fiscal year are  expected to qualify for the  corporate  dividends-received deduction.  Qualifying  dividends are generally limited to dividends of domestic corporations.  In  some  circumstances,  you  may be  allowed  to  deduct  these qualified  dividends,  thereby  reducing  the tax that you  would  otherwise  be required to pay on these  dividends.  The  dividends-received  deduction will be available only with respect to dividends  designated by Gold Bank Equity Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Because the income of the Gold Bank Money Market Fund  primarily is derived from investments earning interest rather than dividend income,  generally none of its
income   dividends  will  be  eligible  for  the  corporate   dividends-received
deduction.

Investment in complex securities - A Fund may invest in complex securities, such as  covered  call  options,  that  could  affect  whether  gains  and  losses it recognizes are treated as ordinary  income or capital gains, or could affect the amount,  timing  and/or tax character of income  distributed  to you. A Fund may also invest in securities issued or purchased at a discount, such as zero coupon securities,  that  could  require  it to accrue  and  distribute  income not yet received. In order to generate sufficient cash to make these distributions,  the
Fund could be required to sell  securities  in its  portfolio  that it otherwise might have continued to hold. These rules could affect the amount, timing and/or tax character of income distributed to you.

                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES

[TO BE UPDATED IN RULE 485(b) FILING]

Certain officers and Trustees of Gold Bank Funds are also officers, directors or trustees or both of Gold Capital  Management,  Inc. or its  affiliates.  Control persons are persons deemed to control a Fund because they own  beneficially  25%
of the outstanding equity  securities.  Note that a controlling person possesses the ability to control the outcome of matters  submitted for shareholder vote of a Fund.  Principal  holders are persons  that own  beneficially  5% or more of a
Fund's outstanding equity  securities.  As of April [____],  2005, there were no principal  holders of either Fund.  The control  person of each Fund as of April
[____], 2005 was:

Name and Address of Control Person                   Percentage of Shares Owned
----------------------------------                   --------------------------

[TO BE UPDATED IN RULE 485(b) FILING]

As of April [____], 2005, each Fund's Trustees and Officers, individually and as a group, owned less than 1% of each Fund.

                         GENERAL INFORMATION AND HISTORY

Gold Bank Funds (the "Trust") which consists of two separate  series - Gold Bank
Equity Fund series and Gold Bank Money  Market Fund series - was  organized as a statutory  trust under the Delaware  Business  Trust Act on July 23, 2001.  Each
series  represents  interests  in a separate  portfolio  of  investments  and is subject to separate liabilities. Shares of each series are entitled to vote as a series  only to the  extent  required  by the  1940 Act or as  permitted  by the
Trustees.  The  beneficial  interest of each series is divided into an unlimited number of shares,  with no par value.  Each  share has equal  dividend,  voting, liquidation and redemption rights. There are no conversion or preemptive rights.
Shares,  when issued,  will be fully paid and  nonassessable.  Fractional shares have proportional  voting rights.  Shares will be maintained in open accounts on the books of the transfer agent,  and certificates for shares will generally not be  issued.  The  Trust  does not  intend  to hold  regular  annual  shareholder meetings. Upon the Trust's liquidation, all shareholders of a series would share pro-rata  in the net  assets  of  such  series  available  for  distribution  to shareholders of the series,  but, as  shareholders of such series,  would not be entitled to share in the distribution of assets belonging to any other series.

If they  deem it  advisable  and in the  best  interests  of  shareholders,  the
Trustees may create  additional series of shares and may create multiple classes of shares of each  series,  which may differ from each other as to expenses  and dividends.

Code of Ethics.  The Trust,  its Adviser  and  principal  underwriter  have each adopted a code of ethics,  as required by federal  securities  laws.  Under each code of ethics,  persons  who are  designated  as access  persons  may engage in personal securities  transactions,  including  transactions involving securities that may be  purchased,  held or sold by any Fund,  subject to  certain  general restrictions and procedures. Each code of ethics contains provisions designed to substantially  comply  with  the  recommendations  contained  in the  Investment
Company Institute's 1994 Report of the Advisory Group on Personal Investing. The
codes of ethics are on file with the SEC.

                              TRUSTEES AND OFFICERS

The officers of the Trust manage the Trust's day-to-day  operations  pursuant to the laws of the State of  Delaware.  The  Trust's  officers  and its Adviser are subject to the  supervision  and control of the Board of Trustees.  The Trustees
have  approved   contracts  under  which  certain  companies  provide  essential management  services to the Funds.  The Funds pay the fees for the  Trustees who are not  "interested  persons"  (as defined in the 1940 Act) of the Trust or the
Adviser.

The following table lists pertinent  information about the Trustees and Officers of the Trust.  The Address of each Trustee and Officer in the following table is
10975 El Monte, Suite 225, Overland Park, KS 66211, unless otherwise indicated.

[TRUSTEE AND OFFICER CHARTS TO BE UPDATED IN RULE 485(b) FILING:]

------------------- ---------------- ------------ ------------------------ ---------- ---------------
                                                                             No. Of
                                                                           Portfolios
                    Position(S) Held                                        In Fund
                      With Fund And                                         Complex        Other
                     Length Of Time    Term Of    Principal Occupation(s)   Overseen   Directorships
 Name, Age, Address      Served        Office     During The Past 5 Years  By Trustee Held By Trustee
------------------- ---------------- ------------ ------------------------ ---------- ---------------
INTERESTED TRUSTEES
------------------- ---------------- ------------ ------------------------ ---------- ---------------
(a)Larry D. Armel   Trustee and      For lifetime Retired/Self-employed       Two          None
(62)                Chairman; Served of the Trust (consulting) since
                    since 2001       or until     January of 2000; and,
                                     earlier      formerly: President and
                                     resignation  Director of Jones &
                                     or removal   Babson, Inc. (mutual
                                                  fund management
                                                  company); Chairman,
                                                  President and Director,
                                                  each of the Babson Funds
                                                  (nine mutual funds with
                                                  ten portfolios), Buffalo
                                                  Funds(five mutual funds)
                                                  and UMB Scout Funds
                                                  (thirteen mutual funds
                                                  with fourteen
                                                  portfolios); President,
                                                  Principal Executive
                                                  Officer and Director,
                                                  Investors Mark Series
                                                  Fund, Inc. (nine
                                                  mutual funds); and,
                                                  Director, AFBA Five Star
                                                  Fund, Inc. (four mutual
                                                  funds).
------------------- ---------------- ------------ ------------------------ ---------- ---------------
(a)Malcolm M. Aslin Trustee and      For lifetime CEO & President, Gold       Two     Gold Banc
(56)                President;       of the Trust Banc Corporation, Inc.              Corporation,
                    Served           or until     (banking and financial              Inc. (banking
                    since 2001       earlier      services); Chairman and             and financial
                                     resignation  President, Gold                     services).
                                     or removal   Financial Services, Inc.
                                                  (financial holding
                                                  company); Chairman,
                                                  ComputNet Engineering,
                                                  Inc. (data processing
                                                  & info tech services);
                                                  Chairman,Gold Insurance,
                                                  Inc.(full line insurance
                                                  agency); Chairman, Gold
                                                  Investment Advisors,Inc.
                                                  (investment advisor
                                                  services); Chairman,
                                                  Gold Reinsurance
                                                  Company Ltd.(reinsurance
                                                  company); President,
                                                  Gold Merchant Banc, Inc.
                                                  (merchant bank); and,
                                                  formerly Chairman of
                                                  Western National Bank
                                                  and Unison Bancorporation.
------------------- ---------------- ------------ ------------------------ ---------- ---------------
(a) David B.        Trustee, Chief   For lifetime Executive Vice President    Two          None
Anderson (57)       Investment       of the Trust and Chief Investment
                    Officer and Vice or until     Officer, Gold Bank Trust
                    President;       earlier      Company; Senior Vice
                    Served           resignation  President of Gold Capital
                    since 2001       or removal   Management, Inc.; and,
                                                  formerly officer in
                                                  charge of the Trust
                                                  Investment Division of
                                                  UMB Bank
------------------- ---------------- ------------ ------------------------ ---------- ---------------
INDEPENDENT TRUSTEES
------------------- ---------------- ------------ ------------------------ ---------- ---------------
George R.           Trustee; Served  For lifetime Retired                     Two          None
Adair (84)          since 2001       of the Trust
                                     or until
                                     earlier
                                     resignation
                                     or removal
------------------- ---------------- ------------ ------------------------ ---------- ---------------
Norman L. Cochran   Trustee; Served  For lifetime Retired                     Two          None
(82)                since 2001       of the Trust
                                     or until
                                     earlier
                                     resignation
                                     or removal
------------------- ---------------- ------------ ------------------------ ---------- ---------------
Sue Heckart (65)    Trustee; Served  For lifetime President of Heckart        Two          None
                    since 2001       of the Trust Funeral Homes.
                                     or until
                                     earlier
                                     resignation
                                     or removal
------------------- ---------------- ------------ ------------------------ ---------- ---------------
Roland R.           Trustee; Served  For lifetime Retired                     Two          None
Hines (66)          since 2004       of the Trust
                                     or until
                                     earlier
                                     resignation
                                     or removal
------------------- ---------------- ------------ ------------------------ ---------- ---------------
OFFICERS
------------------- ---------------- ------------ ------------------------ ---------- ---------------
Lee E. Derr (55)    Chief Financial      NA       Vice President of Gold Banc
                    Officer; Served               Corporation, Inc. (banking and
                    since 2003                    financial services) for the past
                                                  two and a half years; Private
                                                  financial consultant previous to
                                                  joining Gold Banc Corporation,
                                                  Inc.
------------------- ---------------- ------------ ------------------------ ---------- ---------------
Stephen R. Oliver   Vice President,      NA       Senior Vice President, Gold
(53)                COO, Secretary                Capital Management, Inc.
                    and Chief                     (broker/dealer); Senior Vice
                    Compliance                    President, Gold Financial
                    Officer; Served               Services, Inc. (financial
                    since 2001                    holding company); President,
                                                  Gold Insurance, Inc. (full line
                                                  insurance agency); and
                                                  President, Gold Reinsurance
                                                  Company Ltd. (reinsurance
                                                  company).
------------------- ---------------- ------------ ------------------------ ---------- ---------------
(a)Each  of these  Trustees  may be deemed to be an  "interested  person" of the
Funds as that term is defined in the Investment Company Act of 1940, as amended.
Messr.  Armel is an  interested  Trustee  as a result of a  business  consulting relationship with Gold Capital Management, Inc. relating to the formation of the
Trust.  Messrs.  Aslin  and  Anderson  are  interested  Trustees  due  to  their employment by Gold Banc  Corporation,  Inc. and Gold Capital  Management,  Inc.,
respectively.  Gold  Capital  Management,  Inc.  serves as the  Funds'  Adviser,
Administrator, Distributor and Adviser.

               Information about Trustee Ownership of Fund Shares

[TO BE UPDATED IN RULE 485(b) FILING]

------------------ -------------------------------------- -------------------------------------------
                                                          Aggregate Dollar Range of Equity Securities
                             Dollar Range of                in all Funds Overseen by Trustee in the
Name of Trustee         Equity Securities in a Fund*             Family of Investment Companies*
------------------ -------------------------------------- -------------------------------------------
George R. Adair              Equity Fund: $0                           $10,001 - $50,000
                   Money Market Fund: $10,001 - $50,000
------------------ -------------------------------------- -------------------------------------------
David B. Anderson      Equity Fund: $10,001 - $50,000                    $50,001 - $100,000
                   Money Market Fund: $50,001 - $100,000
------------------ -------------------------------------- -------------------------------------------
Larry D. Armel           Equity Fund: Over $100,000                        Over $100,000
                   Money Market Fund: $50,001 - $100,000
------------------ -------------------------------------- -------------------------------------------
Malcom M. Aslin          Equity Fund: Over $100,000                        Over $100,000
                   Money Market Fund: $50,001 - $100,000
------------------ -------------------------------------- -------------------------------------------
Norman Cochran                Equity Fund: $0                           $10,001 - $50,000
                   Money Market Fund: $10,001 - $50,000
------------------ -------------------------------------- -------------------------------------------
Sue Heckart              Equity Fund: $1 - $10,000                        Over $100,000
                     Money Market Fund: Over $100,000
------------------ -------------------------------------- -------------------------------------------
Roland R. Hines               Equity Fund: $0                           $50,001 - $100,000
                   Money Market Fund: $50,001 - $100,000
------------------ -------------------------------------- -------------------------------------------

*Information regarding ownership is as of December 31, 2004.

[TO BE UPDATED IN RULE 485(b) FILING:]

The Trust has an Audit  Committee  that  consists of the  following  independent
Trustees:  George R. Adair, Norman L. Cochran,  Sue Heckart and Ronald R. Hines.
The Audit  Committee  assists  the Board of Trustees  in  fulfilling  its duties relating to the Trust's accounting and financial reporting  practices,  and also serves as a direct line of  communication  between the Board of Trustees and the independent  auditors.  The specific  functions of the Audit  Committee  include recommending the engagement or retention of the independent auditors,  reviewing with  the  independent  auditors  the  plan  and  the  results  of the  auditing engagement, approving professional services provided by the independent auditors prior to the  performance of such services,  considering  the range of audit and
non-audit  fees,  reviewing  the  independence  of  the  independent   auditors,
reviewing the scope and results of the Trust's procedures for internal auditing, and  reviewing the Trust's  system of internal  accounting  controls.  The Audit
Committee  met  [______]  times  during the last fiscal year ended  December 31,
2004.

The Board of  Trustees  of the Trust also  approved a fair  valuation  committee consisting of the following members: David A. Anderson,  Stephen R. Oliver, Wade
B.  Whitham and William R.  Mitchell.  The Fair  Valuation  Committee  routinely determines  the value of portfolio  securities  for which market  quotations are readily available  pursuant to Pricing and Fair Value  Determination  Procedures
approved by the Board of Trustees of the Trust. The fair valuation committee met
[____] times during the last fiscal year ended December 31, 2004.

                               Compensation Table+

[TO BE UPDATED IN RULE 485(b) FILING:]

---------------------------- --------------------------- ---------------------------------
                               Aggregate Compensation
                             From Trust for Fiscal Year  Total Compensation from Trust and
Name of Independent Trustee    Ended December 31, 2004     Fund Complex Paid to Trustees*
---------------------------- --------------------------- ---------------------------------
George R. Adair                       $_______                      $_______
Norman L. Cochran                     $_______                      $_______
Sue Heckart                           $_______                      $_______
Thomas A. Knox**                      $_______                      $_______
Roland R. Hines**                     $_______                      $_______
---------------------------- --------------------------- ---------------------------------

+The  Trust  does not offer  the  Independent  Trustees  pension  or  retirement benefits.
*The Fund  Complex  consists  of the Gold Bank  Equity  Fund and Gold Bank Money
Market Fund. The  independent  trustees are  compensated  [$125] per meeting per
Fund, with a [$1,500] retainer per year.
** Mr. Knox resigned  effective March 26, 2004, and therefore,  the compensation shown for Mr. Knox is only for the period of January 1, 2004 to March 26,  2004.
Mr. Hines was elected to the Board of Trustees on May 5, 2004,  and,  therefore, the  compensation  shown  for Mr.  Hines  is for the  period  of May 5,  2004 to
December 31, 2004.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Gold  Capital  Management,  Inc.  serves as the Funds'  manager  and  investment adviser pursuant to a Management Agreement with the Trust dated December 5, 2001
(the "Management  Agreement").  As manager,  Gold Capital provides or obtains at its own cost most of the  services  required  to  operate  the  Funds  including transfer  agency,  fund  accounting and fund  administration.  Gold Capital also provides investment advisory services and is responsible for managing the assets and making  investment  decisions for each Fund. Gold Capital  Management,  Inc.
(the "Adviser") has its principal offices at 10975 El Monte, Suite 225, Overland
Park,  Kansas  66211.  All  affiliated  persons  of the  Adviser  who  are  also affiliated  persons of the Funds are  described in the  "Trustees  and Officers"
section above.

[TO BE UPDATED IN RULE 485(b) FILING:]

Under the  Management  Agreement,  the Equity Fund and Money Market Fund pay the
Adviser a monthly fee  computed on average  daily net assets of each Fund at the annual rate of 0.75% for the Equity  Fund,  and 0.50% for the Money Market Fund.
The  management and advisory fees are computed and accrued daily and are payable monthly.  During the fiscal years ended  December 31, 2004,  2003 and 2002,  the
Equity Fund paid  $[________],  $[________] and $[________] and the Money Market
Fund paid $[________], $[________] and $[________],  respectively, in management and advisory  fees,  before fee waivers and  reimbursements,  for such  services under  the  Management  Agreement.  After fee  waivers  and  reimbursements,  as described below, during the fiscal years ended December 31, 2004, 2003 and 2002, the Equity Fund paid  $[________],  $[________]  and  $[________]  and the Money
Market Fund paid  $[________],  $[________] and  $[________],  respectively,  in management and advisory fees.

The  Management  Agreement  provides for the Funds to pay for all other services and expenses not specifically assumed by the Adviser.  Examples of expenses paid by the Funds include  registration fees,  custody,  printing and distribution of shareholder  reports,  independent Trustee fees and expenses and fees of outside legal and independent  public accounting firms. In addition,  operating expenses not required in the normal operation of the Funds are also payable by the Funds.
These expenses include taxes, interest, governmental charges and fees, including registration  of the Funds with the SEC, and the fees payable to various States, brokerage costs,  dues, and all extraordinary  costs including  expenses arising out of  anticipated  or actual  litigation or  administrative  proceedings.  The
Adviser has agreed to waive fees and/or make  payments to limit Fund expenses in order to limit annual total operating  expenses of the Equity Fund and the Money
Market Fund to 1.05% and 0.55%, respectively, of the average daily net assets of each Fund until April 30, 2006. Thereafter, the Adviser may continue or end this arrangement. To the extent that the Adviser waives fees or pays expenses, it may seek to recoup such waived fees or expense payments if Fund expenses decrease so that fee  waivers  or  payments  are no longer  necessary  to  maintain  expense limitations.  The Adviser may only recoup  amounts it waived  and/or paid within three years. The contractual expense limitation  arrangement expires annually as of  December  31,  and can be  renewed by the  Adviser  and the Funds'  Board of
Trustees each year.

Gold Capital is a wholly owned subsidiary of Gold Banc Corporation,  Inc. ("Gold
Banc"),  Overland Park,  Kansas.  Gold Banc also does business under the name of
Gold  Bank.  Gold Banc is one of the  nation's  premier  community  banking  and financial  services  companies  and owns and  operates a network of 37 community banks located throughout Kansas,  Missouri,  Oklahoma and Florida.  The company, which focuses on a commercial banking and wealth management strategy,  also owns and operates a family of financial service providers.  Gold Capital is a leading midwest brokerage and investment management firm. Its clients include commercial banks, trusts,  qualified retirement plans,  insurance companies,  corporations, government entities, foundations and high net worth individuals. Gold Capital is registered as an investment adviser under the Investment Advisers Act of 1940.

At its meeting on December 1, 2004, the Board of Trustees,  including a majority of the Independent  Trustees,  approved a continuance of each Fund's  Management
Agreement.   In  reaching  this  decision,   the  Board  of  Trustees  evaluated
information  furnished  by  the  Adviser,   including  information  specifically
furnished  so that the board could  specifically  consider  such  renewal.  Such information  included reports on the Adviser's  investment staff,  capabilities, resources,  along  with  information  about the scope and  quality  of  services provided by the Adviser. The information furnished to the Board of Trustees also included  special reports  comparing the Funds' expenses and with those of other mutual funds deemed comparable to the Funds. In addition to these materials, the
Adviser presented information regarding the Adviser's willingness to continue to economically subsidize the Funds for an additional year, the financial condition of the Adviser and Gold Banc and any  litigations in which Adviser and Gold Banc were involved.

In considering such material,  the Independent  Trustees received assistance and advice from  independent  counsel.  Based upon its review of such  material  and information  together with other  relevant  information,  the Board of Trustees, including a majority of  Independent  Trustees,  concluded  that  approving  the renewal of each management agreement was appropriate and in the best interest of
Fund  shareholders.  In reaching this decision,  the Board of Trustees took into account a combination of factors,  including: (a) the reasonableness of expenses charged to the Funds,  which  compare  favorably  with  similar  funds,  (b) the quality of services to be provided to the Funds and the continued and consistent high quality of the investment  management and administrative  services provided by the Adviser in the past,  including  the  adherence to the Funds'  investment mandates,  (c)  the  lack  of  turnover  of key  personnel,  (d)  the  Adviser's successful  efforts to upgrade the back office  service  provider  relationships over recent years,  (e) the  comparative  performance  of the Funds  compared to similar Funds, (f) the active compliance program of the Adviser, (g) the lack of adverse  regulatory  issues  or  shareholder  complaints  and (h) the  Adviser's commitment to maintain the overall  expense  levels of the Funds at  competitive levels  and offer to  continue  its  contractual  agreement  to limit the Funds'
overall expenses until April 30, 2006.

                                PORTFOLIO MANAGER

[TO BE UPDATED IN RULE 485(b) FILING:]

The Equity Fund is managed by David B.  Anderson,  Senior Vice President of Gold
Capital,  and Wade B. Whitham,  Vice President of Gold Capital. Mr. Anderson and
Mr. Whitham monitor the economy,  markets, market sectors and individual stocks.
They also evaluate  individual stocks for buy, sell or hold status.  Mr. Whitham executes buys and sells for the Fund.

Mr. Anderson manages the following accounts (not including the Fund):

-------------------------------- -------------------------------- --------------------------------------
                                 Number of Other Accounts Managed Total Assets in the Accounts Managed
                                         within Category*                   within Category*
-------------------------------- -------------------------------- --------------------------------------
Registered Investment Companies                  0                                 $0
-------------------------------- -------------------------------- --------------------------------------
Other Pooled Investment Vehicles                 0                                 $0
-------------------------------- -------------------------------- --------------------------------------
Other Accounts                                  962                           $392 Million
-------------------------------- -------------------------------- --------------------------------------

Mr. Whitham manages the following accounts (not including the Fund):

-------------------------------- --------------------------------- ------------------------------------
                                 Number of Other Accounts Managed  Total Assets in the Accounts Managed
                                         within Category*                    within Category*
-------------------------------- --------------------------------- ------------------------------------
Registered Investment Companies                  0                                  $0
-------------------------------- --------------------------------- ------------------------------------
Other Pooled Investment Vehicles                 0                                  $0
-------------------------------- --------------------------------- ------------------------------------
Other Accounts                                  177                            $123 Million
-------------------------------- --------------------------------- ------------------------------------

*  Neither   portfolio  manager  is  compensated  for  managing  accounts  on  a performance fee basis.

The accounts,  including the Fund, that Mr. Anderson and Mr. Whitham manage have the same  investment  strategy and same percentage  portfolio  securities in the accounts.  There are typical  conflicts of interest that may arise when managing multiple  accounts.  For example,  if a portfolio  manager  identifies a limited investment  opportunity  that may be  suitable  for more  than one  account,  an account may not be able to take full  advantage  of that  opportunity  due to an allocation of filled  purchase or sale orders across all eligible  accounts.  To deal with these  situations,  Mr. Anderson and Mr. Whitham  allocate  investment opportunities  across all of their client portfolios on a pro rata basis.  Every account will receive an amount of stock that is  proportionate  to its portfolio size. This allocation of investment  opportunities  is designed to alleviate the potential for conflicts of interest in managing multiple accounts.  In addition, since  accounts  often  purchase  or sell the same  securities,  the  prices and transaction costs are allocated fairly among the various clients under brokerage allocation procedures designed to ensure that all accounts are treated fairly.

Both Mr. Anderson and Mr. Whitham receive a salary and participate in retirement and health plans available generally to all employees.

Mr. Anderson owns between  $100,001-$500,000  of shares of the Fund. Mr. Whitham does not own shares of the Fund.

                              PROXY VOTING POLICIES

The Funds delegate all proxy voting decisions regarding the Funds' securities to
Gold  Capital,  the Funds'  investment  adviser.  Gold Capital has adopted proxy voting  policies  and  procedures  whereby each proxy is voted on a case by case basis by a committee comprised of members of its portfolio  management team (the
"Committee") according to certain guidelines.

In general, if the Committee believes that a company's management and board have interests sufficiently aligned with the Fund's interest, the Committee will vote in favor of proposals  recommended by a company's board. More specifically,  the
Committee  seeks  to  ensure  that  the  board  of  directors  of a  company  is sufficiently  aligned with  security  holders'  interests  and  provides  proper oversight  of  the  company's  management.  In  many  cases  this  may  be  best accomplished  by having a majority of independent  board  members.  Although the
Committee  will examine  board member  elections on a  case-by-case  basis,  the
Committee will generally vote for the election of directors that would result in a board comprised of a majority of independent directors.

Because  of the  enormous  variety  and  complexity  of  transactions  that  are presented  to  shareholders,  such as mergers,  acquisitions,  reincorporations, adoptions of anti-take over measures (including adoption of a shareholder rights plan),  requiring  supermajority  voting on particular issues,  adoption of fair price provisions, issuance of blank check preferred stocks and the creation of a separate  class  of  stock  with  unequal  voting  rights,  changes  to  capital structures  (including  authorizing  additional  shares,  repurchasing  stock or approving a stock split) and  executive  compensation  and option  plans,  it is extremely  difficult to foresee  exactly what would be in the best  interests of the Fund in all  circumstances.  Moreover,  voting  on such  proposals  involves considerations unique to each transaction.  Accordingly, the Committee will vote on a case-by-case basis on proposals presenting these transactions.

Finally,  the Committee has established a procedure to help resolve conflicts of interest  between  those of the  Adviser and a Fund that might arise when voting proxies of the securities  held by the Funds.  This procedure  provides that the
Committee will examine  conflicts of interests  between  Adviser and the Fund of which the  Committee  is aware and seek to resolve  such  conflicts  in the best interests of the Fund.  Information  regarding how a Fund voted proxies relating to portfolio  securities during the most recent 12-month period ended June 30 is
available  (1)  without   charge,   upon   request,   by  calling  the  Fund  at
1-800-481-2591, and (2) on the SEC website at http://www.sec.gov.

                                    CUSTODIAN

The Funds' assets are held for  safekeeping by an independent  custodian,  State
Street Bank & Trust Co., Inc,  Kansas City,  Missouri  ("SSB").  This means SSB, rather than a Fund, has possession of the Fund's cash and securities. SSB is not responsible for either Fund's investment  management or administration.  But, as directed  by the  Trust's  officers,  it  delivers  cash to those  who have sold securities  to a Fund in  return  for such  securities,  and to  those  who have purchased  portfolio  securities  from the Fund, it delivers such  securities in return for their cash  purchase  price.  It also collects  income  directly from issuers of securities owned by a Fund and holds this for payment to shareholders after  deduction of the Fund's  expenses.  The custodian is compensated  for its services by the Fund.

                      SUB-ADMINISTRATOR AND TRANSFER AGENT

SSB also  serves as  sub-administrator  and  transfer  agent for the Funds.  The administrator  services include  regulatory  support and fund  accounting.  Gold
Capital  compensates SSB for these services out of the advisory fees it receives from the Funds. For the  sub-administrative  services SSB provides to the Funds,
Gold Capital compensates SSB in the annual amount of $76,800.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees of the Trust  approved  Mayer Hoffman  McCann P.C.,  11440
Tomahawk Creek Parkway,  Leawood,  Kansas 66211, as the  independent  registered public accounting firm for the fiscal year ending December 31, 2005. The Trust's financial  statements are audited annually by the independent  registered public accounting  firm  approved by the  Trustees  each year.  Ernst & Young LLP,  One
Kansas City Place, 1200 Main Street,  Suite 2000,  Kansas City,  Missouri 64105,
served as the Trust's  independent  registered  public  accounting  firm for the fiscal year ended December 31, 2004.

                     DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's - Moody's  commercial  paper  rating is an opinion of the  ability of an issuer  to repay  punctually  promissory  obligations  not  having  an  original maturity in excess of nine  months.  Moody's has one rating - prime.  Every such prime rating  means  Moody's  believes  that the  commercial  paper note will be redeemed  as agreed.  Within  this  single  rating  category  are the  following classifications:

o        Prime - 1         Highest Quality
o        Prime - 2         Higher Quality
o        Prime - 3         High Quality

The  criteria  used by Moody's for rating a  commercial  paper issuer under this graded system include, but are not limited to the following factors:

o    evaluation of the management of the issuer;

o    economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;

o    evaluation of the issuer's products in relation to competition and customer acceptance;

o    liquidity;

o    amount and quality of long-term debt;

o    trend of earnings over a period of ten years;

o    financial  strength of a parent company and relationships  which exist with the issuer; and

o    recognition by the management of  obligations,  which may be present or may arise as a result of public  interest  questions and  preparations  to meet such obligations.

S&P - Standard & Poor's  commercial paper rating is a current  assessment of the likelihood  of timely  repayment of debt having an original  maturity of no more than 270 days. Ratings are graded into for categories,  ranging from "A" for the highest  quality  obligations to "D" for the lowest.  The four categories are as follows:

o    "A" Issues assigned this highest rating are regarded as having the greatest capacity for timely  payment.  Issues in this category are further  refined with the  designations  1, 2, and 3 to  indicate  the  relative  degree  of safety.

o    "A-1" This designation indicates that the degree of safety regarding timely payment is very strong.

o    "A-2"  Capacity  for timely  payment  on issues  with this  designation  is strong. However, the relative degree of safety is not as overwhelming.

o    "A-3" Issues  carrying this  designation  have a satisfactory  capacity for timely payment. They are, however,  somewhat more vulnerable to the adverse effects of changes in circumstances  than  obligations  carrying the higher designations.

o    "B" Issues rated "B" are  regarded as having only an adequate  capacity for timely  payment.  Furthermore,  such  capacity  may be damaged by  changing conditions or short-term adversities.

o    "C" This rating is assigned to short-term debt  obligations with a doubtful capacity for payment.

o    "D" This  rating  indicates  that the  issuer is either  in  default  or is expected to be in default upon maturity.

                              FINANCIAL STATEMENTS

[TO BE UPDATED IN RULE 485(b) FILING:]

The Funds'  Financial  Statements  for the fiscal year ended  December 31, 2004, including the Report of the Independent Registered Public Accounting Firm, [will be] included in the Funds' most recent Annual Report to  Shareholders  and [will be] incorporated  into this SAI by reference.  The Annual Report may be obtained free of charge by calling the Fund at 1-800-481-2591,  or by writing to the Fund at its address listed on the cover of this SAI.

                                 GOLD BANK FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

     (a)  Governing Documents.

     (1) Agreement and  Declaration of Trust dated July 23, 2001 is incorporated herein by  reference  to Exhibit  No.  EX-99.a.1  of  Registrant's  Registration
Statement on Form N-1A as filed with the Securities and Exchange Commission (the
"SEC") via EDGAR on August 22, 2001 (File No. 811-10465).

     (2)  Certificate  of Trust as filed with the State of  Delaware on July 23,
2001 is  incorporated  herein by  reference  to  Exhibit  No.  EX-99.a.2  of the
Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 22, 2001 (File No. 811-10465).

     (3) Amendment to  Certificate  of Trust as filed with the State of Delaware on  December  12,  2001 is  incorporated  herein by  reference  to  Exhibit  No.
Ex-99.a.3 of the Registrant's  Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 12, 2001 (File No. 811-10465).

     (4)  Officer's  Certificate  evidencing  creation  of Gold Bank Equity Fund series  and Gold  Bank  Money  Market  Fund  series  is  incorporated  herein by reference to Exhibit No. Ex-99.a.4 of the Registrant's Registration Statement on
Form  N-1A as filed  with the SEC via  EDGAR on  December  12,  2001  (File  No.
811-10465).

     (b)  By-Laws.

     By-Laws are incorporated  herein by reference to Exhibit No. EX-99.b of the
Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 12, 2001 (File No. 811-10465).

     (c)  Instruments Defining Rights of Security Holders.

     See Article III,  "Shares" and Article V  "Shareholders'  Voting Powers and
Meetings" of the Registrant's Agreement and Declaration of Trust.

     See  also,  Article  II  "Meetings  of  Shareholders"  of the  Registrant's
By-laws.

     (d)  Investment Advisory Contracts.

     (1) Management  Agreement  between the  Registrant,  on behalf of Gold Bank
Equity Fund series, and Gold Capital  Management,  Inc. dated as of December 31,
2001 is  incorporated  herein by  reference  to  Exhibit  No.  EX-99.d.1  of the
Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 12, 2001 (File No. 811-10465).

     (2) Management Agreement between the Registrant,  on behalf of Money Market
Fund series, and Gold Capital Management,  Inc. dated as of December 31, 2001 is incorporated  herein by reference to Exhibit No.  EX-99.d.2 of the  Registrant's
Registration  Statement on Form N-1A as filed with the SEC via EDGAR on December
12, 2001 (File No. 811-10465).

     (e)  Underwriting Contracts.

     Distribution  Agreement between the Registrant and Gold Capital Management,
Inc.  dated as of  December  31, 2001 is  incorporated  herein by  reference  to
Exhibit No. EX-99.e of the Registrant's  Registration  Statement on Form N-1A as
filed with the SEC via EDGAR on December 12, 2001 (File No. 811-10465).

     (f)  Bonus or Profit Sharing Contracts.

     Not applicable.

     (g)  Custodian Agreements.

     Form of Custodian  Agreement  between the  Registrant and State Street Bank and Trust Company is incorporated  herein by reference to Exhibit No. EX-99.g of the Registrant's  Registration  Statement on Form N-1A as filed with the SEC via
EDGAR on December 12, 2001 (File No. 811-10465).

     (h)  Other Material Contracts.

     (1) Form of Transfer  Agency  Agreement  between the  Registrant  and State
Street Bank and Trust Company is incorporated herein by reference to Exhibit No.
EX-99.h.1 of the Registrant's  Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 29, 2004 (File No. 811-10465).

     (2) Form of  Sub-Administration  Agreement between Gold Capital Management,
Inc. and State Street Bank and Trust Company is incorporated herein by reference to Exhibit No. EX-99.h.2 of the Registrant's Registration Statement on Form N-1A
as filed with the SEC via EDGAR on April 29, 2004 (File No. 811-10465).

     (3)  Form  of  Investment   Accounting   Agreement   between  Gold  Capital
Management,  Inc. and State Street Bank and Trust Company is incorporated herein by reference to Exhibit No. Ex-99.h.3 of the Registrant's Registration Statement
on Form  N-1A as filed  with  the SEC via  EDGAR on April  29,  2004  (File  No.
811-10465).

     (i)  Legal Opinion.

     Opinion and Consent of Counsel dated December 12, 2001 is  incorporated  by reference to Exhibit No. EX-99.i of the Registrant's  Registration  Statement on
Form  N-1A as filed  with the SEC via  EDGAR on  December  12,  2001  (File  No.
811-10465).

     (j)  Other Opinions.

     (1)  Consent of Auditors to be filed by Amendment.

     (2) Power of  Attorney  dated  December 5, 2001 is  incorporated  herein by reference to Exhibit No. EX-99.j.2 of the Registrant's Registration Statement on
Form  N-1A as filed  with the SEC via  EDGAR on  December  12,  2001  (File  No.
811-10465).

     (k)  Omitted Financial Statements.

     Not applicable.

     (l)  Initial Capital Agreements

     Not applicable.

     (m)  Rule 12b-1 Plan.

     Rule 12b-1  Distribution  and Shareholder  Servicing Plan for the Gold Bank
Equity Fund is  incorporated  herein by reference to Exhibit No.  EX-99.m of the
Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 12, 2001 (File No. 811-10465).

     (n)  Form of Multiple Class Plan of the Registrant

     Not applicable.

     (p)  Code of Ethics.

     The Code of Ethics of the Registrant and Gold Capital  Management,  Inc. is
incorporated  herein by reference to Exhibit No.  EX-99.p.  of the  Registrant's
Registration  Statement on Form N-1A as filed with the SEC via EDGAR on December
12, 2001 (File No. 811-10465).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

     None.

ITEM 25. INDEMNIFICATION.

     Article  VII,  Section  2(a) of the  Agreement  and  Declaration  of  Trust
provides  that to the  fullest  extent  that  limitations  on the  liability  of
Trustees  and officers are  permitted  by the Delaware  Business  Trust Act, the officers and Trustees  shall not be  responsible  or liable in any event for any act or omission of: any agent or employee of the Trust;  any Investment  Adviser or  Principal  Underwriter  of the Trust;  or with  respect to each  Trustee and officer, the act or omission of any other Trustee or officer,  respectively. The
Trust,  out of the Trust  Property,  shall  indemnify and hold harmless each and every  officer  and  Trustee  from and  against  any and all claims and  demands whatsoever arising out of or related to such officer's or Trustee's  performance of his or her duties as an officer or Trustee of the Trust.  This  limitation on liability  applies to events  occurring at the time a Person serves as a Trustee or  officer of the Trust  whether or not such  Person is a Trustee or officer at the time of any  proceeding  in which  liability  is  asserted.  Nothing  herein contained shall indemnify,  hold harmless or protect any officer or Trustee from or against an  liability  to the Trust or any  Shareholder  to which such Person would otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence or reckless  disregard of the duties  involved in the conduct of such
Person's office.

     Article  VII,  Section  2(b)  provides  that every  note,  bond,  contract,
instrument,   certificate  or  undertaking  and  every  other  act  or  document whatsoever  issued,  executed or done by or on behalf of the Trust, the officers or  the  Trustees  or any  of  them  in  connection  with  the  Trust  shall  be conclusively deemed to have been issued,  executed or done only in such Person's capacity  as  Trustee  and/or  as  officer,  and such  Trustee  or  officer,  as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

     Also, see Article VI of the Registrant's By-Laws.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER.

     The Registrant's manager is Gold Capital Management,  Inc., a subsidiary of
Gold Banc  Corporation,  Inc. Gold Capital  Management,  Inc. is a brokerage and investment management firm that manages diversified  portfolios including stock, bond and  money  market  accounts.  Clients  include  commercial  banks  located primarily in Kansas, Missouri,  Oklahoma,  Nebraska and Iowa, as well as trusts,
pension  plans,  401(k)  investment  plans,   insurance  companies,   commercial
businesses, government entities, foundations and high net worth individuals. The
firm  is  dually   registered  with  the  SEC  as  an  investment   adviser  and
broker-dealer,  and is a member of the NASD and SIPC.  Gold Capital  Management,
Inc. also operates  retail  brokerage  centers in several banks belonging to the
Gold Bank family.

     For  information  as  to  any  other  business,  profession,   vocation  or
employment  of a  substantial  nature in which each  Director  or officer of the manager  is or has  been  engaged  for his own  account  or in the  capacity  of
Director, officer, employee, partner or trustee within the last two fiscal years of the Registrant, reference is made to the manager's Form ADV (File #801-60271)
currently on file with the U.S.  Securities and Exchange  Commission as required by the Investment Advisers Act of 1940, as amended.

ITEM 27. PRINCIPAL UNDERWRITER.

     (a)  Gold Capital  Management,  Inc. does not act as principal  underwriter for  any  other  investment  companies,  but  acts  as the  investment manager, advisor and distributor for the Fund.

     (b)  Herewith  is the  information  required  by the  following  table with respect to each director,  officer or partner of the only  underwriter named in answer to Item 20 of Part B:

 Name and Principal Business  Position & Offices with    Positions & Offices with
 Address                      Underwriter                Registrant

 J. Daniel Stepp              Chairman, President        None
 10975 El Monte, Suite 225    and Director
 Overland Park, KS 66211

 David B. Anderson            Vice President             Vice President
 10975 El Monte, Suite 225    and Director
 Overland Park, KS 66211

 Greg Benard                  Vice President             None
 10975 El Monte, Suite 225
 Overland Park, KS 66211

 Thomas L. Keaveny            Vice President             None
 10975 El Monte, Suite 225    and Director
 Overland Park, KS 66211

 Pamela R. Kasper             Secretary and Treasurer    None
 10975 El Monte, Suite 225
 Overland Park, KS 66211

 Malcolm M. Aslin             Director                   President
 10975 El Monte, Suite 225
 Overland Park, KS 66211

     (c)  Not applicable.

ITEM 28. LOCATION OF ACOUNTS AND RECORDS.

     Each account,  book or other document  required to be maintained by Section
31(a) of the  Investment  Company  Act of 1940,  as  amended  and  Rules (17 CFR
270-31a-1 to 31a-3)  promulgated  thereunder,  is in the physical  possession of
Gold Capital  Management,  Inc., at 10975 El Monte, Suite 225, Overland Park, KS
66211.

  ITEM 29. MANAGEMENT SERVICES.

     There are no management  related service  contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS.

     Insofar as  indemnification  for liability arising under the Securities Act of 1933 may be permitted to Trustees,  officers and  controlling  persons of the
Registrant  pursuant  to the  provisions  described  in  response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and  Exchange  Commission  such  indemnification  is  against  public  policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for  indemnification  against  such  liabilities  (other than the payment by the registrant  of expenses  incurred or paid by a Trustee,  officer or  controlling person of the  Registrant  in the  successful  defense  of any  action,  suit or proceeding)  is  asserted  by such  Trustee,  officer or  controlling  person in connection with the securities being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit  to a  court  of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the
"1933 Act") and the Investment  Company Act of 1940, as amended,  the Registrant has duly caused this  Registration  Statement  to be signed on its behalf by the undersigned,  duly  authorized,  in the City of  Kansas  City,  and the State of
Missouri on the 1st day of March, 2005.

                                                GOLD BANK FUNDS

                                                /s/Malcolm M. Aslin
                                                Malcolm M. Aslin
                                                President, CEO and Trustee

     Pursuant to the requirements of the 1933 Act, this  Registration  Statement has been signed below by the following persons in the capacities and the date(s)
indicated.

Signature                 Title                               Date

/s/Larry D. Armel         Chairman and Trustee                March 1, 2005
Larry D. Armel*

/s/George R. Adair        Trustee                             March 1, 2005
George R. Adair*

/s/David B. Anderson      Vice President, CIO and Trustee     March 1, 2005
David B. Anderson*

/s/Malcolm M. Aslin       President, CEO and Trustee          March 1, 2005
Malcolm M. Aslin

/s/Norman L. Cochran      Trustee                             March 1, 2005
Norman L. Cochran*

/s/Sue Heckart            Trustee                             March 1, 2005
Sue Heckart*

                          Trustee                             March 1, 2005
Roland R. Hines

/s/LeRoyce E. Derr. Jr.   Treasurer,                          March 1, 2005
LeRoyce E. Derr. Jr.      Principal Financial Officer and
                          Principal Accounting Officer

         * By:   /s/Malcolm M. Aslin
                 Malcolm M. Aslin
                (Pursuant to Power of Attorney)

                                  EXHIBIT LIST

There are no exhibits being filed with this filing.